Filed pursuant to Rule 497(a)

File No. 333-231146

Rule 482ad

Investor Presentation Fourth Quarter – 2019 MaMinainStSrtreeetCCaapiptailtaClorCporraptionration NYSNEY:SEM: MAAININ mmaaiinnstccaappitaitl.aclo.mcom Page 1

Disclaimers Main Street Capital Corporation (MAIN) cautions that statements in this presentation that are forward-looking, and provide other than historical information, involve risks and uncertainties that may impact our future results of operations. The forward-looking statements in this presentation are based on current conditions as of February, 28 2020, and include, but are not limited to, statements regarding our goals, beliefs, strategies, future operating results and cash flows, operating expenses, investment originations and performance, available capital, payment and the tax attributes of future dividends and shareholder returns. Although our management believes that the expectations reflected in any forward-looking statements are reasonable, we can give no assurance that those expectations will prove to have been correct. Those statements are made based on various underlying assumptions and are subject to numerous uncertainties and risks, including, without limitation: our continued effectiveness in raising, investing and managing capital; adverse changes in the economy generally or in the industries in which our portfolio companies operate; changes in laws and regulations that may adversely impact our operations or the operations of one or more of our portfolio companies; the operating and financial performance of our portfolio companies; retention of key investment personnel; competitive factors; and such other factors described under the captions “Cautionary Statement Concerning Forward-Looking Statements” and “Risk Factors” included in our filings with the Securities and Exchange Commission (www.sec.gov). We undertake no obligation to update the information The summary descriptions and other information included herein are intended only for informational purposes and convenient reference. The information contained herein is not intended to provide, and should not be relied upon for, accounting, legal or tax advice or investment recommendations. Before making an investment decision with respect to MAIN, investors are advised to carefully review an applicable prospectus to review the risk factors described therein, and to consult with their tax, financial, investment and legal advisors. These materials do not purport to be complete, and are qualified in their entirety by reference to the more detailed disclosures contained in an applicable prospectus and MAIN’s related documentation. No representation or warranty, express or implied, is made as to the accuracy or completeness of the information contained herein, and nothing shall be relied upon as a promise or representation as to the future performance of MAIN. Distributable net investment income is net investment income, as determined in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, excluding the impact of share-based compensation expense which is non-cash in nature. MAIN believes presenting distributable net investment income and the related per share amount is useful and appropriate supplemental disclosure of information for analyzing its financial performance since share-based compensation does not require settlement in cash. However, distributable net investment income is a non-U.S. GAAP measure and should not be considered as a replacement for net investment income and other earnings measures presented in accordance with U.S. GAAP. Instead, distributable net investment income should be reviewed only in connection with such U.S. GAAP measures in analyzing MAIN’s financial performance. containedhereinto circumstances, except regulations. reflectsubsequentlyoccurringeventsor as required by applicable securities laws and This presentation is neither an offer to sell nor a solicitation of an offer to buy MAIN’s securities. An offering is made only by an applicable prospectus. This presentation must be read in conjunction with a prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of such a prospectus must be made available to you in connection with any offering. Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 2

Main Street Capital Corporation Corporate Overview and Investment Strategy 4th Quarter – 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 3

MAIN is a Principal Investor in Private Debt and Equity Hybrid debt and equity investment strategy, internally managed operating structure and focus on Lower Middle Market differentiates MAIN from other investment firms Internally-managed Business Development Company (BDC) • • IPO in 2007 Over $4.2 billion in capital under management(1) – Over $3.1 billion internally at MAIN(1) – Over $1.1 billion as a sub-adviser to a third party(1) Primarily invests in the under-served Lower Middle Market (LMM) •Targets companies with revenue between $10 million - $150 million; EBITDA between $3 million - $20 million •Provides single source solutions including a combination of first lien, senior secured debt and equity financing Debt investments in Middle Market companies •Issuances of first lien, senior secured and/or rated debt investments •Larger companies than LMM investment strategy Debt investments originated in collaboration with other funds •First lien, senior secured debt investments in privately held companies originated through strategic relationships with other investment funds •Similar in size, structure and terms to LMM and Middle Market investments Attractive asset management advisory business Significant management ownership / investment in MAIN Headquartered in Houston, Texas (1) Capital under management includes undrawn portion of debt capital as of December 31, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 4

MAIN is a Principal Investor in Private Debt and Equity Long-term focus on delivering our shareholders sustainable growth in net asset value and recurring dividends per share MAIN’s unique investment strategy, efficient operating structure and conservative capitalization are designed to provide sustainable, long-term growth in recurring monthly dividends and long-term capital appreciation to our shareholders Consistent cash dividend yield – dividends paid monthly • • MAIN has never decreased its monthly dividend rate Began paying periodic supplemental dividends in January 2013 and moved to semi-annual supplemental dividends in July 2013 Owns three Small Business Investment Company (SBIC) Funds • Main Street Mezzanine Fund (2002 vintage), Main Street Capital II (2006 vintage) and Main Street Capital III (2016 vintage) Provides access to 10-year, low cost, fixed rate government-backed leverage • Strong capitalization and liquidity position – stable, long-term debt and significant available liquidity to take advantage of opportunities •Favorable opportunities in capital markets through investment grade rating of BBB/Stable from Standard & Poor’s Rating Services •Total SBIC debenture regulatory financing capacity of $350.0 million(1) (1) MAIN received a $25.0 million commitment from the SBA in order to issue new SBIC debentures in the future and opportunistically prepaid $34.0 million of existing SBIC debentures during the twelve months ended December 31, 2019. As a result, the current effective maximum amount of SBIC debenture financing capacity under its three existing licenses is $347.0 million Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 5

MAIN is a Principal Investor in Private Debt and Equity Equity investments in LMM portfolio provide both the opportunity to grow net asset value (NAV) per share and generate recurring dividend income and periodic realized gains to support MAIN’s dividend growth Focus on LMM equity investments and efficient operating structure differentiates MAIN and provides opportunity for significant total returns for our shareholders • • NAV growth of $11.06 per share (or 86%) since 2007 Cumulative net realized gains from LMM portfolio investments of $137.2 million ($50.8 million net for the total investment portfolio) since the Initial Public Offering Approximately $3.19 per share in cumulative, pre-tax net unrealized appreciation on LMM portfolio at December 31, 2019 Realized gains provide taxable income in excess of net investment income and help fund MAIN’s supplemental dividends • • Internally managed operating structure provides significant operating leverage • Favorable ratio of total operating expenses, excluding interest expense, to average total assets of approximately 1.4%(1) Greater portion of gross portfolio returns are delivered to our shareholders Significant positive impact to Net Investment Income Alignment of interests between MAIN management and our shareholders • • • (1) Based upon the year ended December 31, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 6

MAIN Strategy Produces Differentiated Returns Enhanced Value Proposition - Three Ways to Win are Better Than One 1. Sustain and Grow Total Dividends • Efficient operating structure provides operating leverage to grow distributable net investment income, and dividends paid, as investment portfolio and total investment income grow Paid or declared $28.37 per share in total dividends since October 2007 IPO at $15.00 per share ($24.33 per share in regular dividends and $4.04 per share in supplemental dividends) 86% increase in monthly dividends from $0.33 per share paid in Q4 2007 to declared dividends of $0.615 per share for Q2 2020 Never decreased regular monthly dividends (including through 2008/2009 recession) Supplemental dividends first declared in Q4 2012 primarily due to realized gains from LMM equity component of investment strategy Currently transitioning semi-annual supplemental dividends into monthly dividends gradually over time Multi-faceted investment strategy supports growth of total dividends over various cycles and markets • • • • • • 2. Meaningfully Grow Net Asset Value (“NAV”) Per Share • • • • $12.85 at December 31, 2007 to $23.91 at December 31, 2019 – 86% growth; CAGR of 5.3% Represents incremental economic return to investors beyond dividends MAIN’s debt-focused peers (which comprises most BDCs) cannot generate NAV per share growth through the cycles Unrealized appreciation is a good proxy for future dividend growth without the need for additional capital through growing portfolio dividend income and harvested realized gains from equity investments Ability to grow NAV per share provides opportunity for MAIN stock share price appreciation and additional shareholder returns • 3. Supplement Growth in Distributable Net Investment Income with Periodic Realized Gains • LMM equity component of investment strategy provides opportunity for meaningful realized gains (analogous to PIK income on debt investments from cash flow perspective, but more tax efficient and without cap on upside) Realized gains validate the quality of MAIN’s unrealized appreciation Realized gains can be paid to shareholders as dividends or retained for future reinvestment due to MAIN’s unique tax structure • • Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 7

Quarterly Historical Dividends, Net Asset Value (“NAV”) and Distributable Net Investment Income (“DNII”) Per Share Growth $0.90 $26.00 MAIN’s unique focus on equity investments in the Lower Middle Market provides the opportunity for significant NAV per share growth MAIN’s efficient operating structure provides significant operating leverage, greater dividends and greater overall returns for our shareholders $24.00 $0.80 $22.00 $0.70 $20.00 $0.60 $18.00 $16.00 $0.50 $14.00 $0.40 $12.00 $0.30 $10.00 $0.20 $08.00 2007 2020 Regular Dividends Supplemental Dividends DNII per share NAV per share • Includes recurring monthly and semi-annual supplemental dividends paid and declared as of February 27, 2020. Annual return on equity averaging approximately 12.3% from 2010 through the fourth quarter of 2019 • Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 8 DNII and Dividends Per Share NAV Per Share Recessionary Period 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 20

MAIN Historical Highlights ($ in millions, except per shares amounts) Dividends: (Jun) (Dec) SBIC License and Debt Capacity to (Sep) IG Notes (Apr) program (Nov) - 197 Companies 27 Companies Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 9 Milestones 2007 - 2012 2013 2014 2015 2016 2017 2018 2019 Significant Events  IPO $64.5 NASDAQ Listing (Oct 2007)  SBIC Debt Capacity Increased to $225.0 (2009)  NYSE Listing (Oct 2010)  SBIC of the Year Award (2011)  Acquired Second SBIC Fund (2010, 2012)  Supplemental Dividends: - $0.35/share (Jan) - $0.20/share (Jul) - $0.25/share (Dec)  S&P Investment Grade (IG) rating of BBB (Sep)  Supplemental Dividends: - $0.275/share (Jun) - $0.275/share (Dec)  Supplemental Dividends: - $0.275/share (Jun) - $0.275/share (Dec)  Supplemental Dividends: - $0.275/share (Jun) - $0.275/share (Dec)  Received our Third Increased our SBIC $350.0 (Aug)  Supplemental Dividends: - $0.275/share (Jun) - $0.275/share (Dec)  Supplemental Dividends: - $0.275/share (Jun) - $0.275/share (Dec)  Supplemental - $0.25/share - $0.24/share Senior Credit Facility  $30.0 (2008)  $85.0 (2010)  $235.0 (2011)  $287.5 (2012)  Extension to 5-year maturity (2012)  $372.5 (May)  $445.0 (Sep)  Revolving for Full 5-Year Period  $502.5 (Jun)  $522.5 (Sep)  $572.5 (Dec)  $597.5 (Apr)  $555.0 (Nov)  $560.0 (Jul)  $585.0 (Sep)  $655.0 (Jun)  $680.0 (Jul)  $705.0 (Nov) Debt Offerings  $92.0 6.125% 10-Year Notes (Apr)  $175.0 4.5% 5-Year IG Notes (Nov)  $185.0 4.5% 5-Year IG Notes (Nov)  $250.0 5.2% 5-Year  $75.0 5.2% 5-Year IG Notes (Dec) Equity Offerings  IPO $64.5 (Oct 2007)  $17.4 (2009)  $90.7 (2010)  $134.3 (2011)  $97.0 & $80.5 (2012)  $136.9 (Aug)  $144.9 (Apr)  $136.1 (Mar)  Implemented at-the-market (ATM) $4.5  ATM $113.6  ATM $152.8  ATM $79.3  ATM $90.0 Total Value of Investment Portfolio and Number of Companies 2007 $105.7 2012 $924.4 147 Companies $1,286.2 176 Companies $1,563.3 190 Companies $1,800.0 208 Companies $1,996.9 208 Companies $2,171.3 198 Companies $2,453.9 196 Companies $2,602.3

Lower Middle Market (LMM) Investment Strategy LMM investment strategy differentiates MAIN from its competitors and provides attractive risk-adjusted returns Investment Objectives • High cash yield from secured debt investments (10.9% weighted-average cash coupon as of December 31, 2019); plus Dividend income and periodic capital gains from equity investments • Investments are structured for (i) protection of capital, (ii) high recurring income and (iii) meaningful capital gain opportunity Focus on self-sponsored, “one stop” financing opportunities • • • • Partner with business owners and entrepreneurs Recapitalization, buyout, growth and acquisition capital Extensive network of grass roots referral sources Strong and growing “Main Street” brand recognition / reputation Provide customized financing solutions Investments have low correlation to the broader debt and equity markets and attractive risk-adjusted returns Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 10

LMM Investment Opportunity MAIN targets LMM investments in established, profitable companies Characteristics of LMM provide beneficial risk-reward investment opportunities Large and critical portion of U.S. economy •175,000+ domestic LMM businesses(1) LMM is under-served from a capital perspective and less competitive Inefficient asset class generates pricing inefficiencies •Typical entry enterprise values between 4.5X – 6.5X EBITDA •Typical entry leverage multiples between 2.0X – 4.0X EBITDA to MAIN debt investment Partner relationship with the management teams of our portfolio companies vs a “commoditized vendor of capital” (1) Source: U.S. Census 2012 – U.S. Data Table by Enterprise Receipt Size; 2012 County Business Patterns and 2012 Economic Census; includes Number of Firms with Enterprise Receipt Size between $10,000,000 and $99,999,999 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 11

Private Loan Investment Strategy Investment Objectives Private Loan portfolio investments are primarily debt investments in privately held companies which have been originated through strategic relationships with other investment funds on a collaborative basis, and are often referred to in the debt markets as “club deals” • Access proprietary investments with attractive risk-adjusted return characteristics Generate cash yield to support MAIN monthly dividend • Investment Characteristics • Investments in companies that are consistent with the size of companies in our LMM and Middle Market portfolios Proprietary investments originated through strategic relationships with other investment funds on a collaborative basis Current Private Loan portfolio companies have weighted-average EBITDA of approximately $57.8 million(1) • • Investments in secured debt investments •First lien, senior secured debt investments •Floating rate debt investments 8% – 12% targeted gross yields • • Weighted-average effective yield(2) of 9.5% Net returns positively impacted by lower overhead requirements and modest use of leverage Floating rate debt investments provide matching with MAIN’s floating rate credit facility • (1) This calculation excludes three Private Loan portfolio companies as EBITDA is not a meaningful metric for these portfolio companies (2) Weighted-average effective yield includes amortization of deferred debt origination fees and accretion of original issue discount, but excludes fees payable upon repayment of the debt instruments and any debt investments on non-accrual status Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 12

Middle Market Debt Investment Strategy Investment Objective •Generate cash yield to support MAIN monthly dividend MAIN maintains a portfolio of debt investments in Middle Market companies Investments in secured and/or rated debt investments •First lien, senior secured debt investments •Floating rate debt investments Larger companies than the LMM investment strategy •Current Middle Market portfolio companies have weighted-average EBITDA of approximately $85.0 million(1) Large and critical portion of U.S. economy •Nearly 200,000 domestic Middle Market businesses(2) More relative liquidity than LMM investments 6% – 10% targeted gross yields •Weighted-average effective yield(3) of 8.6% •Net returns positively impacted by lower overhead requirements and modest use of leverage •Floating rate debt investments provide matching with MAIN’s floating rate credit facility (1) (2) (3) This calculation excludes two Middle Market portfolio companies as EBITDA is not a meaningful metric for these portfolio companies Source: National Center for The Middle Market; includes number of U.S. domestic businesses with revenues between $10 million and $1 billion Weighted-average effective yield includes amortization of deferred debt origination fees and accretion of original issue discount, but excludes fees payable upon repayment of the debt instruments and any debt investments on non-accrual status Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 13

Asset Management Business MAIN’s asset management business represents additional income diversification and the opportunity for greater shareholder returns In May 2012, MAIN(1) entered into an investment sub-advisory agreement with the investment adviser to HMS Income Fund, Inc., a non-listed BDC • MAIN(1) provides asset management services, including sourcing, diligence and post-investment monitoring MAIN(1) receives 50% of the investment adviser’s base management fee and incentive fees • – – MAIN(1) base management fee – 1% of total assets MAIN(1) incentive fees – 10% of net investment income above a hurdle and 10% of net realized capital gains MAIN earned $2.0 million of incentive fees in the twelve months ended December 31, 2019 MAIN’s internally managed operating structure provides MAIN’s shareholders the benefits of this asset management business – Benefits to MAIN • No significant increases to MAIN’s operating costs to provide services (utilize existing infrastructure and leverage fixed costs) No invested capital – monetizing the value of MAIN franchise Significant positive impact on MAIN’s financial results • • – – $2.8 million contribution to net investment income in the fourth quarter of 2019(2) $11.7 million contribution to net investment income in the twelve months ended December 31, 2019(2) $74.5 million of cumulative unrealized appreciation as of December 31, 2019 – (1) Through MAIN’s wholly owned unconsolidated subsidiary, MSC Adviser I, LLC (2) Contribution to Net Investment Income includes (a) dividend income received by MAIN from MSC Adviser I, LLC and (b) operating expenses allocated from MAIN to MSC Adviser I, LLC Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 14

MAIN Regulatory Framework Highly regulated structure provides significant advantages and protections to our shareholders, including investment transparency, tax efficiency and beneficial leverage Operates as a Business Development Company •Regulated by Securities and Exchange Commission - 1940 Act •Publicly-traded, private investment company Regulated Investment Company (RIC) tax structure • • • Eliminates corporate level income tax Efficient tax structure providing high yield to investors Passes through capital gains to investors Small Business Investment Company (SBIC) subsidiaries • • • Regulated by the U.S. Small Business Administration (SBA) Access to low cost, fixed rate, long-term leverage Total SBIC debenture regulatory financing capacity of $350.0 million(1) Total outstanding leverage of $311.8 million through our three wholly owned SBIC Funds(1) MAIN is a previous SBIC of the Year Award recipient • • (1) MAIN received a $25.0 million commitment from the SBA in order to issue new SBIC debentures in the future and opportunistically prepaid $34.0 million of existing SBIC debentures during the twelve months ended December 31, 2019. As a result, the current effective maximum amount of SBIC debenture financing capacity under its three existing licenses is $347.0 million Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 15

MAIN Corporate Structure – Internally Managed “Internally managed” structure means no external management fees or expenses are paid, providing operating leverage to MAIN’s business; MAIN targets total operating and administrative costs at or less than 2% of assets LP (1) As of December 31, 2019, MAIN’s credit facility had $705.0 million in total commitments. MAIN’s credit facility includes an accordion feature which could increase total commitments up to $800.0 million $325.0 million of 5.20% Notes due May 2024 and $185.0 million of 4.50% Notes due December 2022 MAIN received a $25.0 million commitment from the SBA in order to issue new SBIC debentures in the future and opportunistically prepaid $34.0 million of existing SBIC debentures during the twelve months ended December 31, 2019. As a result, the current effective maximum amount of SBIC debenture financing capacity under its three existing licenses is $347.0 million (2) (3) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 16 Main Street Capital Corporation (BDC/RIC) Assets: ~$2,157 million Line of Credit: $300 million ($705.0 million facility)(1) Notes: ~$510 million(2) Main Street Mezzanine Fund, LP (2002 vintage SBIC) Main Street Capital II, LP (2006 vintage SBIC) Main Street Capital III, (2016 vintage SBIC) Assets: ~$100 million SBIC Debt: $22 million outstanding(3) Assets: ~$205 million SBIC Debt: ~$140 million outstanding(3) Assets: ~$250 million SBIC Debt: $150 million outstanding(3)

MAIN Co-Founders and Executive Management Team • Co-founded MAIN; Joined Main Street group in 2002; affiliated with Main Street group since 1999 Director of acquisitions / integration with Quanta Services (NYSE: PWR) Manager with a Big 5 Accounting Firm’s audit and transaction services groups • • • • • Co-founded MAIN; Joined Main Street group in 2002 Vice President in Lazard Freres Investment Banking Division Vice President of McMullen Group (John J. McMullen’s Family Office) • • • Co-founded MAIN and MAIN predecessor funds (1997) Co-founded Quanta Services (NYSE: PWR) Partner in charge of a Big 5 Accounting Firm’s Corporate Finance/Mergers and Acquisitions practice for the Southwest United States Joined MAIN in 2019 Previously Executive Vice President with Quanta Services (NYSE: PWR) Prior experience with a Big 5 Accounting Firm and a publicly-traded foodservice distribution company • • • • • • Joined MAIN in 2014 Previously CFO with a publicly-traded oilfield services company Prior experience with a Big 5 Accounting Firm and a publicly-traded financial consulting firm • • Joined MAIN in 2008 Previously attorney for Occidental Petroleum Corporation (NYSE: OXY) and associate in the corporate and securities section at Baker Botts LLP (1) Member of MAIN Executive Committee (2) Member of MAIN Investment Committee (3) (4) Chief Investment Officer Chief Operating Officer (5) Chief Compliance Officer Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 17 Jason Beauvais; JD SVP, GC, CCO(5) and Secretary Brent Smith; CPA CFO and Treasurer Jesse Morris; CPA COO(4) and Executive Vice President Vince Foster; CPA & JD(1)(2) Executive Chairman David Magdol(1)(2) President and CIO(3) Dwayne Hyzak; CPA(1)(2) CEO

Post-IPO TTM Dividends Per Share – Sustainable Growth Cumulative dividends paid or declared from October 2007 IPO (at $15.00 per share) through Q2 2020 equal $28.37 per share(1) Recurring monthly dividend has never been decreased and has shown meaningful (86%) growth since IPO Based upon the current annualized monthly dividends for the first quarter of 2020 and the annualized semi-annual supplemental dividend declared for December 2019, the annual effective yield on MAIN’s stock is 7.3%(3), or 6.1%(3) if the supplemental dividends are excluded $3.00 $2.75 $2.50 $2.25 $2.00 $1.75 $1.50 $1.25 $1.00 Q3Q4Q1Q2Q3Q4Q1Q2Q3Q4Q1Q2Q3Q4Q1Q2Q3Q4Q1Q2Q3Q4Q1Q2Q3Q4Q1Q2Q3Q4Q1Q2Q3Q4Q1Q2Q3Q4Q1Q2Q3Q4Q1Q2Q3Q4Q1Q2 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 22002200 Regular Dividends(1) Supplemental Dividends(2) (1) (2) (3) Based upon dividends which have been paid or declared as of February 27, 2020 Includes supplemental dividends which have been paid or declared as of February 27, 2020 As of February 26, 2020; based upon the closing market price of $40.12 per share, the annualized most recently declared monthly dividends and the annualized most recent semi-annual supplemental dividend paid or declared Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 18 TTM Dividends Per Share

Transition of Supplemental Dividends into Monthly Dividends Background and History MAIN has concluded that it is in position to begin the conversion of its supplemental dividends into monthly dividends over multiple years • • • MAIN declared its first supplemental dividend in Q4 2012 MAIN was primarily investing in LMM debt and equity prior to 2012 MAIN generated substantial realized gains from its LMM equity investments and was required to distribute these gains in the form of monthly dividends or supplemental dividends to maintain its RIC tax status In 2012 MAIN chose supplemental dividends to better match the periodic nature of the realized gains MAIN’s business model and investment portfolio has evolved since 2012, and MAIN concluded it was time to begin the conversion to monthly dividends only beginning in 2019 – Increased size and diversity of MAIN’s investment portfolio, including the growth of the MM and PL debt portfolios – Growth and diversity of the sources of MAIN’s investment income – Increasing dividend income from LMM portfolio equity investments and long-term desired holding period of these equity investments • • MAIN intends for the transition to allow MAIN to simplify its dividend policy Transition Plans • MAIN currently intends to gradually convert its supplemental dividends into its monthly dividends over multiple years until the supplemental dividends are completely absorbed into the monthly dividends Goal is to have a dividend policy that is easier to understand and that allows third parties to accurately reflect MAIN’s total dividend yield Transition should enhance the opportunity for MAIN to retain a portion of its realized gains through its various taxable entities for future reinvestment and additional investment income growth Factors that may impact our level of total dividends include, but are not limited to, market interest rates and related volatility, level of investment originations and repayments, overall performance of our investment portfolio and the overall performance of the specific industries and markets that we invest in and the overall U.S. economy. • • • Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 19

Main Street Capital Corporation Investment Portfolio 4th Quarter – 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 20

Total Investment Portfolio Includes complementary LMM debt and equity investments, Private Loan debt investments and Middle Market debt investments Diversity provides structural protection to investment portfolio, revenue sources, income, cash flows and shareholder dividends Total investment portfolio at fair value consists of approximately 46% LMM / 27% Private Loan / 20% Middle Market / 7% Other(1) Portfolio investments 185 LMM, Private Loan and Middle Market portfolio companies • • Average investment size of $12.5 million(2) Largest individual portfolio company represents 5.1%(3) of total investment income and 2.8% of total portfolio fair value (most investments are less than 1%) Eight non-accrual investments, which represent 1.4% of the total investment portfolio at fair value and 4.8% at cost. Weighted-average effective yield(4) of 10.0% • • Significant diversification • • • Issuer Industry Transaction type • • • Geography End markets Vintage (1) (2) (3) (4) Other includes MSC Adviser I, LLC, MAIN’s External Investment Manager As of December 31, 2019; based on cost Based upon total investment income for the year ended December 31, 2019 Weighted-average effective yield includes amortization of deferred debt origination fees and accretion of original issue discount, but excludes fees payable upon repayment of the debt instruments and any debt investments on non-accrual status Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 21

(1) Total Portfolio by Industry (as a Percentage of Cost) Machinery, 8% Construction & Engineering, 5% Media, 5% IT Services, 5% Internet Software & Services, 4% Leisure Equipment & Products, 4% Oil, Gas & Consumable Fuels, 4% Specialty Retail, 3% Food Products, 3% Software, 2% Diversified Financial Services, 2% Road & Rail, 1% Distributors, 1% Transportation Infrastructure, 1% Chemicals, 1% Commercial Services & Supplies, 6% Energy Equipment & Services, 5% Aerospace & Defense, 5% Health Care Providers & Services, 5% Diversified Telecommunication Services, 4% Hotels, Restaurants & Leisure, 4% Electronic Equipment, Instruments & Components, 4% Communications Equipment, 3% Professional Services, 3% Computers & Peripherals, 2% Containers & Packaging, 2% Building Products, 1% Construction Materials, 1% Food & Staples Retailing, 1% Other, 5% (1) Excluding MAIN’s Other Portfolio investments and the External Investment Manager, as described in MAIN’s public filings, which represent approximately 5% of the total portfolio Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 22

(1) Diversified Total Portfolio (as a Percentage of Cost) tion/ (1) Excluding MAIN’s Other Portfolio investments and the External Investment Manager, as described in MAIN’s public filings, which represent approximately 5% of the total portfolio (2) Based upon portfolio company headquarters and excluding any MAIN investments headquartered outside the U.S., which represent approximately 2% of the total portfolio Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 23 Invested Capital by Geography (2) 25%21%15% 26%13% Invested Capital by Transaction Type LBO/MBO 41% 43% 11% 5% Recapitaliza AcquisitionRefinancing Growth Capital

LMM Investment Portfolio 69 portfolio companies / $1,206.9 million in fair value •46% of total investment portfolio at fair value LMM Investment Portfolio consists of a diversified mix of secured debt and lower cost basis equity investments Debt yielding 11.8%(1) (66% of LMM portfolio at cost) • • • 98% of debt investments have first lien position 62% of debt investments earn fixed-rate interest Approximately 790 basis point net cash interest margin vs “matched” fixed interest rate on SBIC debentures Equity in 99% of LMM portfolio companies representing 42% average ownership position (34% of LMM portfolio at cost) • Opportunity for fair value appreciation, capital gains and cash dividend income 64% of LMM companies(2) with direct equity investment are currently paying dividends Fair value appreciation of equity investments supports Net Asset Value per share growth Lower entry multiple valuations, lower cost basis $204.7 million, or $3.19 per share, of cumulative pre-tax net unrealized appreciation at December 31, 2019 • • • • (1) Weighted-average effective yield includes amortization of deferred debt origination fees and accretion of original issue discount, but excludes fees payable upon repayment of the debt instruments and any debt investments on non-accrual status (2) Includes the LMM companies which (a) MAIN is invested in direct equity and (b) are treated as flow-through entities for tax purposes; based upon dividend income for the year ended December 31, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 24

LMM Investment Portfolio LMM Investment Portfolio is a pool of high quality, seasoned assets with attractive risk-adjusted return characteristics Median LMM portfolio credit statistics: • • • Senior leverage of 2.8x EBITDA through MAIN debt position 2.9x EBITDA to senior interest coverage Total leverage of 2.9x EBITDA including debt junior in priority through MAIN Free cash flow de-leveraging improves credit metrics and increases equity appreciation • Average investment size of $17.5 million at fair value or $14.5 million on a cost basis (less than 1% of total investment portfolio) Opportunistic, selective posture toward new investment activity over the economic cycle High quality, seasoned LMM portfolio • • Total LMM portfolio investments at fair value equals 120% of cost Equity component of LMM portfolio at fair value equals 174% of cost Significant portion of LMM portfolio has de-leveraged and a majority of the LMM portfolio investments have experienced equity appreciation • Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 25

LMM Portfolio by Industry (as a Percentage of Cost) Machinery, 10% Construction & Engineering, 8% Leisure Equipment & Products, 5% Professional Services, 5% Containers & Packaging, 4% IT Services, 4% Media, 4% Computers & Peripherals, 3% Building Products, 3% Specialty Retail, 2% Diversified Financial Services, 2% Health Care Providers & Services, 1% Other, 2% Energy Equipment & Services, 10% Electronic Equipment, Instruments & Components, 8% Food Products, 5% Internet Software & Services, 4% Commercial Services & Supplies, 4% Hotels, Restaurants & Leisure, 4% Software, 3% Road & Rail, 3% Diversified Telecommunication Services, 2% Construction Materials, 2% Electrical Equipment, 1% Paper & Forest Products, 1% Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 26

Diversified LMM Portfolio (as a Percentage of Cost) 7% (1) Based upon portfolio company headquarters Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 27 Invested Capital by Transaction Type LBO/MBORecapitalization/ Refinancing 43% 47% 3% Acquisition Growth Capital Invested Capital by Geography (1) 28%22%6% 32%12%

LMM Portfolio Attributes Reflect Investment Strategy High yielding secured debt investments coupled with significant equity participation = Attractive risk-adjusted returns Weighted-Average Effective Yield = 11.8% Average Fully Diluted Equity Ownership = 42% Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 28 Fully Diluted Equity Ownership % 50.0% and1.0% - greater24.9% 27% 35% 38% 25.0% - 49.9% Security Position on Debt Capital as a Percentage of Cost 1st Lien 2nd Lien/ Other 2% 98%

Term and Total Interest Coupon of Existing LMM Debt Investments 7% Interest Interest Interest Interest Debt Investments generally have a 5-Year Original Term and ~2.5 Year Weighted-Average Remaining Duration;Weighted-Average Effective Yield of 11.8% on Debt Portfolio (1) Interest coupon excludes amortization of deferred upfront fees, original issue discount, exit fees and any debt investments on non-accrual status (2) Floating interest rates generally include contractual minimum “floor” rates; Interest rate of 11.1% is based on weighted-average principal balance of floating rate debt investments as of December 31, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 29 Original Term < 5 years> 5 years 1% 4% 95% 5 years Total Interest Coupon (1) N/A – Floating Interest Rate (Wtd. Avg. of15% Current 11.1%)(2) Interest 2% 5%14% Current 42%Interest 13% Current Interest 30% 4% 8% <10% Current12% Current 10% Current11% Current

Private Loan Investment Portfolio Private Loan Investment Portfolio provides a diversified mix of investments and sources of income to complement the LMM Investment Portfolio 65 investments / $692.1 million in fair value •27% of total investment portfolio at fair value Average investment size of $11.3 million(1) (less than 1% of total portfolio) Investments in secured debt instruments • 94% of Private Loan portfolio is secured debt • 95% of Private Loan debt portfolio is first lien term debt Debt yielding 9.5%(2) • 91% of Private Loan debt investments bear interest at floating rates(3), providing matching with MAIN’s floating rate credit facility • Approximately 500 basis point net cash interest margin vs “matched” floating rate on the MAIN credit facility (1) (2) As of December 31, 2019; based on cost Weighted-average effective yield includes amortization of deferred debt origination fees and accretion of original issue discount, but excludes fees payable upon repayment of the debt instruments and any debt investments on non-accrual status 91% of floating interest rates on Private Loan debt investments are subject to contractual minimum “floor” rates (3) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 30

Middle Market Investment Portfolio Middle Market Investment Portfolio provides a diversified mix of investments and diverse sources of income to complement the LMM Investment Portfolio and a potential source of liquidity for MAIN’s future investment activities 51 investments / $522.1 million in fair value •20% of total investment portfolio at fair value Average investment size of $11.2 million(1) (less than 1% of total portfolio) Investments in secured and /or rated debt investments • 95% of Middle Market portfolio is secured debt • 91% of Middle Market debt portfolio is first lien term debt Debt yielding 8.6%(2) • 96% of Middle Market debt investments bear interest at floating rates(3), providing matching with MAIN’s floating rate credit facility • Approximately 425 basis point net cash interest margin vs “matched” floating rate on the MAIN credit facility More investment liquidity compared to LMM (1) (2) As of December 31, 2019; based on cost Weighted-average effective yield includes amortization of deferred debt origination fees and accretion of original issue discount, but excludes fees payable upon repayment of the debt instruments and any debt investments on non-accrual status 81% of floating interest rates on Middle Market debt investments are subject to contractual minimum “floor” rates (3) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 31

Private Loan & Middle Market Portfolios by Industry (as a Percentage of Cost) Aerospace & Defense, 9% Health Care Providers & Services, 7% Machinery, 6% Communications Equipment, 5% IT Services, 5% Specialty Retail, 4% Construction & Engineering, 4% Energy Equipment & Services, 2% Distributors, 2% Chemicals, 2% Transportation Infrastructure, 2% Computers & Peripherals, 1% Textiles, Apparel & Luxury Goods, 1% Other, 4% Commercial Services & Supplies, 8% Media, 7% Oil, Gas & Consumable Fuels, 6% Diversified Telecommunication Services, 5% Internet Software & Services, 4% Hotels, Restaurants & Leisure, 4% Leisure Equipment & Products, 3% Diversified Financial Services, 2% Food & Staples Retailing, 2% Internet & Catalog Retail, 2% Software, 1% Food Products, 1% Professional Services, 1% Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 32

Diversified Private Loan & Middle Market Investments (as a Percentage of Cost) (1) Based upon portfolio company headquarters and excluding any MAIN investments headquartered outside the U.S., which represent approximately 3% of the combined Private Loan and Middle Market portfolios Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 33 Invested Capital by Geography (1) 23%20%22% 20%15% Invested Capital by Transaction Type Recapitalization/ Refinancing 40% 39% 3% 18% Growth LBO/MBOAcquisition

Main Street Capital Corporation Financial Overview 4th Quarter – 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 34

MAIN Financial Performance Year over Year Growth Year over Year Growth 17% 8% 15% 13% 4% 17% 14% 1% 14% 10% $260.0 $240.0 $220.0 $200.0 $180.0 $160.0 $140.0 $120.0 $100.0 $80.0 $60.0 $40.0 $20.0 $0.0 $180.0 $160.0 $140.0 $120.0 $100.0 $80.0 $60.0 $40.0 $20.0 $0.0 2014 2015 2016 2017 2018 2019 2014 2015 2016 2017 2018 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 35 $165.8 $167.4 $145.4 $124.1 $113.3 $99.8 $243.4 $233.4 $205.7 $178.3 $164.6 $140.8 Distributable Net Investment Income ($ in millions) Total Investment Income ($ in millions)

Long-Term Portfolio and DNII Per Share Growth Since 2007, MAIN has accretively grown Portfolio Investments by 2362%, (or by 243% on a per share basis) and DNII per share by 250% ($ in millions, except per share data) $2.76 $2,800 $2,600 $2,400 $2,200 $2,000 $1,800 $1,600 $1,400 $1,200 $1,000 $800 $600 $400 $200 $0 $2.80 $2.60 $2.40 $2.20 $2.00 $1.80 $1.60 $1.40 $1.20 $1.00 $0.80 $0.60 $0.40 $0.20 $0.00 $2.66 $2.56 $2.39 $2.29 $2.31 $1.77 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 Portfolio Investments DNII per Share Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 36 Portfolio Investments DNII per share $2,602 $2,454 $2.17 $2.09 $2,171 $1,997 $1,800 $1,563 $1,286 $1.19$1.25 $1.02 $924 $658 $0.76 $408 $159 $106 $127

Efficient and Leverageable Operating Structure MAIN’s internally managed operating structure provides significant operating leverage and greater returns for our shareholders “Internally managed” structure means no external management fees or expenses are paid Alignment of interest between management and investors • Greater incentives to maximize increases to shareholder value and rationalize debt and equity capital raises 100% of MAIN’s management efforts and activities are for the benefit of the BDC • MAIN targets total operating expenses(1) as a percentage of average assets (Operating Expense to Assets Ratio) at or less than 2% • • Long-term actual results have significantly outperformed target Industry leading Operating Expense to Assets Ratio of 1.4%(2) Significant portion of total operating expenses (1) are non-cash Non-cash expense for restricted stock amortization was 28.2%(2) of total operating expenses (1) Operating Expense to Assets Ratio of 1.0%(2) excluding non-cash restricted stock amortization expense • • (1) Total operating expenses, including non-cash share based compensation expense and excluding interest expense (2) Based upon the year ended December 31, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 37

MAIN Maintains a Significant Operating Cost Advantage Operating Expenses as a Percentage of Total Assets(1) 4.0% 3.5% 3.0% 2.5% 2.0% 1.5% 1.0% 0.5% 0.0% (1) (2) (3) (4) Total operating expenses excluding interest expense For the year ended December 31, 2019 For the year ended December 31, 2019, excluding non-cash share-based compensation expense Other BDCs includes dividend paying BDCs that have been publicly-traded for at least two years and have total assets greater than $500 million based on individual SEC Filings as of December 31, 2018; specifically includes: AINV, ARCC, BBDC, BKCC, CSWC, FDUS, FSK, GAIN, GARS, GBDC, GSBD, HTGC, MCC, MRCC, NEWT, NMFC, OCSI, OCSL, PFLT, PNNT, PSEC, SCM, SLRC, TCPC, TCRD, TSLX and WHF Calculation represents the average for the companies included in the group and is based upon the trailing twelve month period ended September 30, 2019 as derived from each company’s SEC filings Calculation represents the average for the companies included in the group and excludes non-cash share-based compensation. Based upon the trailing twelve month period ended September 30, 2019 as derived from each company’s SEC filings Source: SNL Financial. Calculation represents the average for the trailing twelve month period ended September 30, 2019 and includes commercial banks with a market capitalization between $500 million and $3 billion (5) (6) (7) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 38 Other BDCs (4)(5) Other BDCs Excl. Share-Based Comp. (4)(6) Commercial Banks (7) MAIN (2) MAIN Excl. Share-Based Comp. (3)

MAIN Income Statement Summary Total Investment Income $ 59,280 $ 61,365 $ 61,293 $ 60,068 $ 60,649 2% Expenses: Interest Expense G&A Expense (11,511) (3,417) (11,916) (7,629) (12,329) (6,969) (12,893) (5,591) (13,122) (5,477) (14)% (60)% Distributable Net Investment Income (DNII) DNII Margin % 44,352 74.8% 41,820 68.1% 41,995 68.5% 41,584 69.2% 42,050 69.3% (5)% Share-based compensation (2,269) (2,329) (2,378) (2,572) (2,803) (24)% Net Investment Income 42,083 39,491 39,617 39,012 39,247 (7)% Net Realized Gain (Loss)(1) (1,413) (5,927) (2,554) (5,876) (949) NM Net Unrealized Appreciation (Depreciation)(1) (29,111) 10,906 4,624 (3,246) (23,533) NM Income Tax Benefit (Provision) (2,054) (3,069) (3,433) 4,012 1,249 NM Net Increase in Net Assets $ 9,505 $ 41,401 $ 38,254 $ 33,902 $ 16,014 68% (1) Excludes the effect of the $5.5 million realized loss recognized in the first quarter of 2019 on the repayment of the SBIC debentures issued prior to the date of the Main Street Capital II, LP acquisition which had previously been accounted for on the fair value method of accounting and the related accounting reversals of prior unrealized depreciation; The net effect of this item has no effect on Net Increase in Net Assets or Distributable Net Investment Income (2) Percent change from prior year is based upon impact (increase/(decrease)) on Net Increase in Net Assets NM – Not Measurable / Not Meaningful Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 39 Q4 19 vs. Q4 18 ($ in 000's) Q4 18 Q1 19(1) Q2 19 Q3 19 Q4 19 % Change(2)

MAIN Per Share Change in Net Asset Value (NAV) Beginning NAV Distributable Net Investment Income Share-Based Compensation Expense Net Realized Gain (Loss)(1) Net Unrealized Appreciation (Depreciation)(1) $ 24.69 0.72 (0.04) $ 24.09 0.68 (0.04) $ 24.41 0.67 (0.04) $ 24.17 0.66 (0.04) $ 24.20 0.66 (0.04) (0.02) (0.10) (0.04) (0.09) (0.01) (0.47) 0.19 0.07 (0.05) (0.37) Income Tax Benefit (Provision) (0.03) (0.06) (0.05) 0.06 0.02 Net Increase in Net Assets 0.16 0.67 0.61 0.54 0.26 Regular Monthly Dividends to Shareholders (0.585) (0.585) (0.60) (0.615) (0.615) Supplemental Dividends to Shareholders (0.275) - (0.25) - (0.24) Accretive Impact of Stock Offerings (2) 0.06 0.22 0.08 0.09 0.28 Other(3) 0.04 0.02 (0.08) 0.01 0.02 Ending NAV(4) $ 24.09 $ 24.41 $ 24.17 $ 24.20 $ 23.91 Weighted Average Shares 61,186,693 61,864,688 62,880,035 63,297,943 63,775,000 Certain fluctuations in per share amounts are due to rounding differences between quarters. (1) Excludes the effect of the $5.5 million realized loss recognized in the first quarter of 2019 on the repayment of the SBIC debentures issued prior to the date of the Main Street Capital II, LP acquisition which had previously been accounted for on the fair value method of accounting and the related accounting reversals of prior unrealized depreciation; The net effect of this item has no effect on Net Increase in Net Assets or Distributable Net Investment Income Includes accretive impact of shares issued through the Dividend Reinvestment Plan (DRIP) and ATM program Includes differences in weighted-average shares utilized for calculating changes in NAV during the period and actual shares outstanding utilized in computing ending NAV and other minor changes Cumulative NAV per share growth from $12.85 at December 31, 2007 to $23.91 at December 31, 2019 has been primarily generated through retained earnings (~15%) and accretive offerings (~85%) (2) (3) (4) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 40 ($ per share)Q4 18Q1 19(1) Q2 19Q3 19Q4 19

MAIN Balance Sheet Summary LMM Portfolio Investments Middle Market Portfolio Investments $ 1,195,035 576,929 $ 1,214,179 566,700 $ 1,213,697 519,614 $ 1,199,633 548,710 $ 1,206,865 522,083 Private Loan Investments 507,892 539,990 594,421 627,893 692,117 Other Portfolio Investments External Investment Manager Cash and Cash Equivalents Other Assets Total Assets 108,305 65,748 54,181 45,336 109,902 65,820 47,368 50,940 111,119 69,578 70,548 50,801 110,632 70,328 52,281 55,901 106,739 74,520 55,246 53,979 $ 2,553,426 $ 2,594,899 $ 2,629,778 $ 2,665,378 $ 2,711,549 Credit Facility SBIC Debentures(1) Notes Payable Other Liabilities Net Asset Value (NAV) $ 301,000 $ 340,000 $ 122,000 $ 150,000 $ 300,000 338,186 314,702 315,189 305,768 306,188 356,960 81,231 1,476,049 357,292 60,408 1,522,497 603,678 67,829 1,521,082 604,215 73,340 1,532,055 507,824 61,147 1,536,390 Total Liabilities and Net Assets Total Portfolio Fair Value as % of Cost Common Stock Price Data: $ 2,553,426 $ 2,594,899 $ 2,629,778 $ 2,665,378 $ 2,711,549 108% 109% 109% 108% 107% High Close Low Close Quarter End Close $ 39.06 32.58 33.81 $ 39.21 33.99 37.20 $ 41.80 37.49 41.12 $ 44.34 40.90 43.21 $ 43.68 41.27 43.11 (1) Includes adjustment to the face value of Main Street Capital II, LP (“MSC II”) Small Business Investment Company (“SBIC”) debentures pursuant to the fair value method of accounting elected for such MSC II SBIC borrowings; Total par value of MAIN’s SBIC debentures at December 2019 was $311.8 million Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 41 ($ in 000's, except per share amounts)Q4 18Q1 19Q2 19Q3 19Q4 19

MAIN Liquidity and Capitalization Cash and Cash Equivalents $ 54,181 $ 47,368 $ 70,548 $ 52,281 $ 55,246 Availability Under Credit Facility (1) 404,000 365,000 583,000 555,000 405,000 Remaining SBIC Debentures Capacity 200 25,200 25,200 35,200 35,200 Total Liquidity $ 458,381 $ 437,568 $ 678,748 $ 642,481 $ 495,446 Debt at Par Value: Credit Facility(1) SBIC Debentures $ 301,000 $ 340,000 $ 122,000 $ 150,000 $ 300,000 345,800 321,800 321,800 311,800 311,800 Notes Payable 360,000 360,000 610,000 610,000 510,000 Net Asset Value (NAV) 1,476,049 1,522,497 1,521,082 1,532,055 1,536,390 Total Capitalization $ 2,482,849 $ 2,544,297 $ 2,574,882 $ 2,603,855 $ 2,658,190 Debt to NAV Ratio(2) Non-SBIC Debt to NAV Ratio(3) Net Debt to NAV Ratio(4) Interest Coverage Ratio(5) 0.68 to 1.0 0.67 to 1.0 0.69 to 1.0 0.70 to 1.0 0.73 to 1.0 0.45 to 1.0 0.46 to 1.0 0.48 to 1.0 0.50 to 1.0 0.53 to 1.0 0.65 to 1.0 0.64 to 1.0 0.65 to 1.0 0.67 to 1.0 0.69 to 1.0 4.81 to 1.0 4.73 to 1.0 4.61 to 1.0 4.49 to 1.0 4.33 to 1.0 (1) As of December 31, 2019, MAIN’s credit facility had $705.0 million in total commitments with an accordion feature to increase up to $800.0 million; Borrowings under this facility are available to provide additional liquidity for investment and operational activities SBIC Debentures are not included as “senior debt” for purposes of the BDC 200% asset coverage requirements pursuant to exemptive relief received by MAIN; Debt to NAV Ratio is calculated based upon the par value of debt Non-SBIC Debt to NAV Ratio is calculated based upon the par value of debt Net debt in this ratio includes par value of debt less cash and cash equivalents DNII + interest expense / interest expense on a trailing twelve month basis (2) (3) (4) (5) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 42 ($ in 000's) Q4 18 Q1 19 Q2 19 Q3 19 Q4 19

Stable, Long-Term Leverage – Significant Unused Capacity MAIN maintains a conservative capital structure, with limited overall leverage and low cost, long-term debt Capital structure is designed to match expected duration and fixed/floating rate nature of investment portfolio assets $705.0 million Credit Facility (1) September 2023 (fully revolving until maturity) (2) $300.0 million L+1.875% floating (3.7% ) Redeemable at MAIN's option at any time, subject to certain make-whole provisions; Matures December 1, 2022 Notes Payable 4.5% fixed $185.0 million Redeemable at MAIN's option at any time, subject to certain make-whole provisions; Matures May 1, 2024 Notes Payable 5.2% fixed $325.0 million Various dates between 2020 - 2028 (weighted average duration = 5.1 years) 3.6% fixed (weighted average) SBIC Debentures $311.8 million (1) As of December 31, 2019, MAIN’s credit facility had $705.0 million in total commitments from 17 relationship banks, with an accordion feature which could increase total commitments up to $800.0 million (2) Revolver rate reflects the rate based on LIBOR as of December 31, 2019 and effective as of the contractual reset date as of January 1, 2020 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 43 Facility Interest Rate Maturity Principal Drawn

Long-term Maturity of Debt Obligations MAIN’s conservative capital structure provides long-term access to attractively-priced and structured debt facilities 400 350 300 • Allows for investments in assets with long-term holding periods / illiquid positions and greater yields and overall returns Provides downside protection and liquidity through economic cycles Allows MAIN to be opportunistic during periods of economic uncertainty 250 200 150 • 100 50 • 0 2019 2020 2021 2022 2023 2024 2025 2026 2027 2028 5.20% Notes due 2024 (3) Credit Facility (1) SBIC debentures 4.50% Notes due 2022 (2) (1) (2) (3) Based upon outstanding balance as of December 31, 2019; total commitments at December 31, 2019 were $705.0 million Issued in November 2017; redeemable at MAIN’s option at any time, subject to certain make-whole provisions Issued in April 2019 with a follow-on issuance in December 2019; redeemable at MAIN’s option at any time, subject to certain make-whole provisions Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 44 (in millions) $325.0 $16.0 $300.0 $185.0 $5.0 $75.0 $75.0 $63.8 $37.0 $40.0

Interest Rate Impact and Sensitivity While MAIN financial results are subject to significant impact from changes in interest rates, upside is greater than downside due to majority fixed rate debt obligations and majority floating rate debt investments with minimum interest rate floors The following table illustrates the approximate annual changes in the components of MAIN’s net investment income due to hypothetical increases (decreases) in interest rates(1)(2) (dollars in thousands): (200) $ (13,324) $ 5,288 $ (8,036) $ (0.13) (150) (12,724) 4,500 (8,224) (0.13) 73% of MAIN’s outstanding debt obligations have fixed interest rates(4), limiting the increase in interest expense • (100) (11,734) 3,000 (8,734) (0.14) (50) (6,747) 1,500 (5,247) (0.08) 25 3,455 (750) 2,705 0.04 • 74% of MAIN’s debt investments bear interest at floating rates(4), the majority of which contain contractual minimum index rates, or “interest rate floors” (weighted-average floor of approximately 110 basis points)(5) Provides MAIN the opportunity to achieve significant increases in net investment income if interest rates rise 100 14,112 (3,000) 11,112 0.17 (1) Assumes no changes in the portfolio investments, outstanding revolving credit facility borrowings or other debt obligations existing as of December 31, 2019 Assumes that all LIBOR and prime rates would change effectively immediately on the first day of the period. However, the actual contractual LIBOR rate reset dates would vary throughout each month generally on either a monthly or quarterly basis across both the investments and our revolving credit facility The hypothetical (increase) decrease in interest expense would be impacted by the changes in the amount of debt outstanding under our revolving credit facility, with interest expense (increasing) decreasing as the debt outstanding under our revolving credit facility increases (decreases) As of December 31, 2019 Weighted-average interest rate floor calculated based on debt principal balances as of December 31, 2019 Per share amount is calculated using shares outstanding as of December 31, 2019 (2) • (3) (4) (5) (6) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 45 20028,322(6,000)22,3220.35 507,007(1,500)5,5070.09 (25)(3,414)750(2,664)(0.04) (75)(10,017)2,250(7,767)(0.12) (125)(12,236)3,750(8,486)(0.13) (175)(13,175)5,250(7,925)(0.12) Increase Basis PointIncrease (Increase)Increase(Decrease) in Net Increase(Decrease)Decrease(Decrease) inInvestment (Decrease) inin Interestin InterestNet InvestmentIncome per Interest RateIncomeExpense(3)IncomeShare(6)

Significant Management Ownership / Investment Significant equity ownership by MAIN’s management team, coupled with internally managed structure, provides alignment of interest between MAIN’s management and our shareholders Management (1) $3,319,692 $143,111,922 (1) (2) Includes members of MAIN’s executive and senior management team and the members of MAIN’s Board of Directors Includes 1,206,397 shares, or approximately $31.4 million, purchased by Management as part of, or subsequent to, the MAIN IPO, including 14,460 shares, or approximately $0.6 million, purchased in the quarter ended December 31, 2019 Based upon closing market price of $43.11/share on December 31, 2019 (3) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 46 # of Shares (2) December 31, 2019 (3)

MAIN Total Return Performance Since IPO Recessionary Period Notes: (1) (2) Assumes dividends reinvested on date paid The Main Street Peer Group includes all BDCs that have been publicly-traded for at least one year and that have total assets greater than $500 million based on individual SEC Filings as of December 31, 2018; specifically includes: AINV, ARCC, BBDC, BKCC, CGBD, CSWC, FDUS, FSK, GAIN, GARS, GBDC, GSBD, HTGC, MCC, MRCC, NEWT, NMFC, OCSI, OCSL, PFLT, PNNT, PSEC, SCM, SLRC, TCPC, TCRD, TSLX, and WHF. Main Street Peer Group is equal weighted Indexed as of October 5, 2007 and last trading date is December 31, 2019 (3) (4) Consistent market outperformance through various economic cycles Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 47

Executive Summary Unique focus on under-served Lower Middle Market • • • Inefficient asset class with less competition Unique market opportunity with attractive risk-adjusted returns Generally first lien, senior secured debt investments plus meaningful equity participation Invest in complementary interest-bearing Private Loan and Middle Market debt investments • • • Lower risk / more liquid asset class Opportunity for consistent investment activity Generally first lien, senior secured debt investments Efficient internally managed operating structure drives greater shareholder returns • • • Alignment of interests between management and our shareholders Maintains the lowest operating cost structure in the BDC industry Favorable operating cost comparison to other yield oriented investment options Attractive, recurring monthly dividend yield and historical net asset value per share growth • Periodic increases in monthly dividends coupled with meaningful semi-annual supplemental dividends • Increase in net asset value per share creates opportunity for stock price appreciation Strong liquidity and stable capitalization for sustainable growth Highly invested management team with successful track record Niche investment strategy with lower correlation to broader debt / equity markets Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 48

MAIN Corporate Data Please visit our website at www.mainstcapital.com for additional information Board of Directors Board of Directors (cont.) Research Coverage Corporate Headquarters Investor Relation Contacts Kay Matthews Board of Directors SVB Financial Group and Coherent, Inc. Michael Appling, Jr. Chief Executive Officer (CEO) TnT Crane & Rigging Valerie L. Banner SVP, General Counsel & Corporate Secretary Exterran Corporation Mitchel Penn Janney Montgomery Scott (410) 583-5976 1300 Post Oak Blvd, 8th Floor Houston, TX 77056 Tel: (713) 350-6000 Fax: (713) 350-6042 Dwayne L. Hyzak Chief Executive Officer Brent D. Smith Chief Financial Officer Bryce Rowe National Securities Corporation (212) 417-8243 Executive Officers Tel: (713) 350-6000 Independent Registered Public Accounting Firm Dwayne L. Hyzak Chief Executive Officer David L. Magdol President & Chief Investment Officer Vincent D. Foster, Executive Chairman Jesse E. Morris Chief Operating Officer and Executive Vice President Robert J. Dodd Raymond James (901) 579-4560 Ken Dennard Zach Vaughan Dennard Lascar Investor Relations Tel: (713) 529-6600 Joseph E. Canon EVP & Executive Director Kickapoo Springs Foundation The Legett Foundation Grant Thornton, LLP Houston, TX Kenneth S. Lee RBC Capital Markets (212) 905-5995 Corporate Counsel Management Executive Committee Vincent D. Foster Executive Chairman Main Street Capital Corporation Dechert, LLP Washington, D.C. Dwayne L. Hyzak, Chief Executive Officer Michael Ramirez SunTrust Robinson Humphrey (615) 748-4422 David L. Magdol, President & Chief Investment Officer Vincent D. Foster, Executive Chairman Arthur L. French Retired CEO/Executive Securities Listing J. Kevin Griffin SVP, Financial Planning & Analysis Novant Health, Inc. Common Stock – NYSE: MAIN Brent D. Smith Chief Financial Officer & Treasurer Investment Committee Transfer Agent Dwayne L. Hyzak, Chief Executive Officer Jason B. Beauvais SVP, General Counsel, Secretary & Chief Compliance Officer Dwayne L. Hyzak CEO Main Street Capital Corporation American Stock Transfer & Trust Co. Tel: (800) 937-5449 www.astfinancial.com David L. Magdol, President & Chief Investment Officer Vincent D. Foster, Executive Chairman John E. Jackson President & CEO Spartan Energy Partners, LP Nicholas T. Meserve Managing Director (MD) Shannon D. Martin Vice President & Chief Accounting Officer Brian E. Lane CEO & President Comfort Systems USA Stephen B. Solcher SVP, Finance and Operations & Chief Financial Officer BMC Software Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 49

Debt Capital Markets Presentation Fourth Quarter – 2019 MaMinainStSrtreeetCCaapiptailtaClorCporraptionration NYSNEY:SEM: MAAININ mmaaiinnstccaappitaitl.aclo.mcom Page 1

Disclaimers Main Street Capital Corporation (MAIN) cautions that statements in this presentation that are forward-looking, and provide other than historical information, involve risks and uncertainties that may impact our future results of operations. The forward-looking statements in this presentation are based on current conditions as of February, 28 2020, and include, but are not limited to, statements regarding our goals, beliefs, strategies, future operating results and cash flows, operating expenses, investment originations and performance, available capital, payment and the tax attributes of future dividends and stakeholder returns. Although our management believes that the expectations reflected in any forward-looking statements are reasonable, we can give no assurance that those expectations will prove to have been correct. Those statements are made based on various underlying assumptions and are subject to numerous uncertainties and risks, including, without limitation: our continued effectiveness in raising, investing and managing capital; adverse changes in the economy generally or in the industries in which our portfolio companies operate; changes in laws and regulations that may adversely impact our operations or the operations of one or more of our portfolio companies; the operating and financial performance of our portfolio companies; retention of key investment personnel; competitive factors; and such other factors described under the captions “Cautionary Statement Concerning Forward-Looking Statements” and “Risk Factors” included in our filings with the Securities and Exchange Commission (www.sec.gov). We undertake no obligation to update the information The summary descriptions and other information included herein are intended only for informational purposes and convenient reference. The information contained herein is not intended to provide, and should not be relied upon for, accounting, legal or tax advice or investment recommendations. Before making an investment decision with respect to MAIN, investors are advised to carefully review an applicable prospectus to review the risk factors described therein, and to consult with their tax, financial, investment and legal advisors. These materials do not purport to be complete, and are qualified in their entirety by reference to the more detailed disclosures contained in an applicable prospectus and MAIN’s related documentation. No representation or warranty, express or implied, is made as to the accuracy or completeness of the information contained herein, and nothing shall be relied upon as a promise or representation as to the future performance of MAIN. Distributable net investment income is net investment income, as determined in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, excluding the impact of share-based compensation expense which is non-cash in nature. MAIN believes presenting distributable net investment income and the related per share amount is useful and appropriate supplemental disclosure of information for analyzing its financial performance since share-based compensation does not require settlement in cash. However, distributable net investment income is a non-U.S. GAAP measure and should not be considered as a replacement for net investment income and other earnings measures presented in accordance with U.S. GAAP. Instead, distributable net investment income should be reviewed only in connection with such U.S. GAAP measures in analyzing MAIN’s financial performance. containedhereinto circumstances, except regulations. reflectsubsequentlyoccurringeventsor as required by applicable securities laws and This presentation is neither an offer to sell nor a solicitation of an offer to buy MAIN’s securities. An offering is made only by an applicable prospectus. This presentation must be read in conjunction with a prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of such a prospectus must be made available to you in connection with any offering. Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 2

Main Street Capital Corporation 4th Quarter – 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 3

MAIN is a Principal Investor in Private Debt and Equity Internally-managed Business Development Company (BDC) Unique investment strategy, internally managed operating structure and focus on Lower Middle Market differentiates MAIN from other investment firms Conservative capital structure with S&P rating of BBB/Stable outlook • • IPO in 2007 Over $4.2 billion in capital under management(1) – Over $3.1 billion internally at MAIN(1) – Over $1.1 billion as a sub-adviser to a third party(1) Primarily invests in the under-served Lower Middle Market (LMM) •Targets companies with revenue between $10 million - $150 million; EBITDA between $3 million - $20 million Debt investments in Middle Market companies •Larger companies than LMM investment strategy, with EBITDA between $20 million - $100 million Debt investments originated in collaboration with other funds •Similar in size, structure and terms to LMM and Middle Market investments Attractive asset management advisory business Significant management ownership / investment in MAIN Headquartered in Houston, Texas (1) Capital under management includes undrawn portion of debt capital as of December 31, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 4

Investment(1) Investment Portfolio – By Type of Total Investment Portfolio $2,602.3 million Total Debt Investments $1,782.6 million Debt Investments, 68.5%, $1,782.6m First Lien Debt, 95.3%, $1,698.5m Other Portfolio, 4.1%, $106.7m Equity, 27.4%, $713.0m Junior Debt, 4.7%, $84.1m (1) Fair value as of December 31, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 5

Unique Investment Strategy MAIN’s investment strategy differentiates MAIN from its competitors and provides highly attractive risk-adjusted returns Business Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 6 Asset Management •No investment capital at risk; monetizing value of MAIN’s intangible assets •Significant contribution to net investment income •Source of stable, recurring fee income •Returns benefit MAIN stakeholders due to internally managed structure Middle Market •Larger companies than LMM strategy, with EBITDA between $20 - $100 million •First lien, senior secured debt investments •Floating rate debt investments •Large addressable market •Can provide source of liquidity for MAIN as needed Private Loans •Companies that are similar in size to LMM and Middle Market •First lien, senior secured debt investments in privately held companies originated through strategic relationships with other investment funds •Floating rate debt investments •Proprietary investments that can be difficult for investors to access •Investments with attractive risk-adjusted returns Lower Middle Market (LMM) •Proprietary investments that are difficult for investors to access •Companies with $10 - $150 million of revenues and $3 - $20 million of EBITDA •Customized financing solutions which include a combination of first lien, senior secured debt and equity •Large addressable market •High cash yield from debt investments •Dividend income, NAV growth and net realized gains from equity investments

Portfolio Highlights(1) The benefits of MAIN’s unique investment strategy has resulted in a high quality, diversified and mature investment portfolio • 95% of debt investments are first lien(2) floating rates(2) investments of 10.0%(3) (1) (2) (3) As of December 31, 2019; investment amounts at fair value, unless otherwise noted As of December 31, 2019; based on cost As of December 31, 2019; weighted-average effective yield based on principal and includes amortization of deferred debt origination fees and accretion of original issue discount, but excludes fees payable upon repayment of the debt instruments and any debt investments on non-accrual status Includes $74.5 million of equity investment relating to MAIN’s wholly owned unconsolidated subsidiary, MSC Adviser I, LLC (4) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 7 Private Loans •$692.1 million of total investments •65 companies •$667.4 million of debt investments (96% of Private Loan portfolio) •95% of debt investments are first lien(2) •Average investment size of $11.3 million(2) •91% of debt investments bear interest at floating rates(2) •Weighted-average effective yield of 9.5%(3) Total Portfolio(4) • $2,602.3 million of total investments • 197 companies • $1,782.6 million of debt investments (68%) • $819.7 million of equity investments (32%), including $106.7 million of Other Portfolio investments (4%) • 74% of debt investments bear interest at • Weighted-average effective yield on debt Lower Middle Market • $1,206.9 million of total investments • 69 companies • $612.3 million of debt investments (51%) • $594.6 million of equity investments (49%) • Typical initial investment target of 75% debt / 25% equity • 98% of debt investments are first lien(2) • Average investment size of $17.5 million at fair value or $14.5 million at cost • Weighted-average effective yield on debt of 11.8%(3) Middle Market •$522.1 million of total investments •51 companies •$502.9 million of debt investments (96% of Middle Market portfolio) •91% of debt investments are first lien(2) •Average investment size of $11.2 million(2) •96% of debt investments bear interest at floating rates(2) •Weighted-average effective yield of 8.6%(3)

Business Development Company (BDC) Background Leverage Created by Congress in 1980 through the Small Business Investment Incentive Act of 1980 to facilitate the flow of capital to small and mid-sized U.S. businesses Highly regulated by the Securities and Exchange Commission under the Investment Company Act of 1940 (1940 Act) Provide a way for individual investors to participate in equity and debt investments in private companies • Regulatory restrictions on debt leverage levels require BDCs to maintain conservative leverage Must maintain an asset to debt coverage ratio of at least 2.0x, unless the BDC has obtained Board or Shareholder approval to decrease the required asset to debt coverage ratio to 1.5x as provided for under the Small Business Credit Availability Act passed in December 2017 • Portfolio Diversification • BDCs maintain sufficient diversification in order to protect stakeholders from excessive risks BDCs must limit individual investment size and limit certain types of investments • Full Transparency • • Detailed schedule of all investments (and related key terms) in quarterly reporting Quarterly fair value mark to market accounting Income Tax Treatment • As a Regulated Investment Company (RIC), BDCs generally do not pay corporate income taxes To maintain RIC status and avoid paying corporate income taxes, BDCs must distribute at least 90% of taxable income (other than net capital gain) to investors To avoid federal excise taxes, BDC’s must distribute at least 98% of taxable income to investors Tax treatment is similar to Real Estate Investment Trusts (REIT) • • • Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 8

MAIN Capital Structure Cash $ 55,246 Debt at parent Credit Facility 5.20% Notes due 2024(1) 4.50% Notes due 2022(1) 300,000 325,000 185,000 11.3% 12.2% 7.0% Debt at subsidiaries SBIC Debentures(1) 311,800 11.7% Book value of equity 1,536,390 57.8% Debt / Capitalization 0.42x Debt / Book equity 0.73x Debt / Enterprise value(2) 0.29x Debt / Market capitalization(2) 0.40x Stock price / Net asset value per share(2) 1.80x (1) Debt amounts reflected at par value (2) Based on stock price of $43.11 as of December 31, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 9 Total capitalization $ 2,658,190 100.0% Total debt 1,121,800 42.2% Total debt at subsidiaries311,800 11.7% Total debt at parent 810,000 30.5% Current capitalization ($ in 000's) December 31, 2019 % of Capitalization

Conservative Leverage Total Assets $ 2,156,536 $ 555,013 $ 2,711,549 Debt Capital: Revolving Credit Facility (2) SBIC Debentures 300,000 - 300,000 - 306,188 306,188 Notes Payable 507,824 - 507,824 Total Debt 807,824 306,188 1,114,012 Net Asset Value (NAV) 1,292,396 243,994 1,536,390 Ke y Le ve ra ge Sta ts (1) (2) Assets at the BDC/RIC parent level represent the collateral available to MAIN’s debt capital market investors As of December 31, 2019, MAIN’s credit facility had $705.0 million in total commitments with an accordion feature to increase up to $800.0 million; Borrowings under this facility are available to provide additional liquidity for investment and operational activities DNII + interest expense / interest expense on a trailing twelve month basis Calculated as total assets divided by total debt at par, including SBIC debt Calculated per BDC regulations; SBIC Debentures are not included as “senior debt” for purposes of the BDC 200% asset coverage requirements pursuant to exemptive relief received by MAIN Debt to NAV Ratio is calculated based upon the par value of debt Net debt in this ratio includes par value of debt less cash and cash equivalents (3) (4) (5) (6) (7) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 10 Interest Coverage Ratio(3) 4.32x 4.36x 4.33x Asset Coverage Ratio(4) 2.66x 1.78x 2.42x Consolidated Asset Coverage Ratio - Regulatory (5) N/A N/A 2.89x Debt to Assets Ratio 0.37x 0.55x 0.41x Debt to NAV Ratio(6) 0.63x 1.28x 0.73x Net Debt to NAV Ratio(7) 0.62x 1.11x 0.69x As of Decembe r 31, 2019 ($ in 000's) Parent(1)SBICs Total

Conservative Leverage - Regulatory Passage of the Small Business Credit Availability Act in December 2017 provides the opportunity for BDCs to obtain board or shareholder approval to access additional leverage by lowering the required asset coverage to 1.50x (from 2.00x) MAIN has historically operated at conservative regulatory leverage levels, in all cases with significant cushion to the historical (2.00x) regulatory limits, and proven through historical performance that MAIN does not require access to additional leverage to generate market leading returns Consolidated Asset Coverage Ratio - Regulatory (1) 2.93x 2.92x 2.97x 3.67x 3.22x 2.89x Minimum Required Asset Coverage(2) 2.00x 2.00x 2.00x 2.00x 2.00x 2.00x Cushion % above Miniumum Required Asset Coverage 47% 46% 49% 84% 61% 45% (1) Calculated per BDC regulations; SBIC Debentures are not included as “senior debt” for purposes of the 200% Minimum Asset Coverage Ratio requirements pursuant to exemptive relief received by MAIN (2) Minimum required asset coverage of 2.00x prior to passage of the Small Business Credit Availability Act. Minimum requirement of 2.00x remains in place for all BDCs unless board or shareholder approval is obtained to lower minimum requirement to 1.50x Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 11 MAIN's Historical Asset Coverage Ratio:201420152016201720182019

Conservative Leverage - Excess Collateral Improves Over Time MAIN’s conservative use of leverage and use of equity to fund its growth results in significant excess collateral that provides protection to lenders Total Assets Excluding SBIC Assets Add: Equity Value of SBIC Entities (2) Total Collateral Available to Secured Lenders $ $ 1,137 218 $ $ 2,157 243 $ 1,355 $ 2,400 Less: Secured Debt (revolver borrowings) Excess Collateral Available to Unsecured Lenders $ (287) $ (300) MAIN’s management of its capital structure results in reduced risk profile for debt investors over time $ 1,068 $ 2,100 (3) Increase since first IG debt issuance 97% Less: Unsecured Debt Outstanding (par value) Remaining Excess Collateral Available to Unsecured Lenders (91) (510) Excess collateral available to unsecured lenders has increased by 97% since MAIN’s first investment grade (“IG”) debt issuance 977 1,590 (3) Increase since first IG debt issuance 63% (1) (2) (3) Most recent information publicly reported prior to IG debt issuances Represents asset value in excess of SBIC debt; SBIC assets contain negative pledge in relation to SBIC debt; therefore equity at SBIC entities is effectively collateral for lenders First IG notes issued in November 2014 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 12 ($ millions) 9/30/2014 (1) 12/31/2019

Key Credit Highlights • Core executive management team has been together as a team for 15+ years • Extensive investment expertise and relationships • Significant management equity ownership • Meaningful operating cost advantage through efficient internally managed structure • Significant benefits through alignment of interests between management (stock ownership and incentive compensation) and investors • Industry leading operating expense efficiency • 1940 Act requires a minimum 2.0x regulatory asset coverage ratio(1) • MAIN’s asset coverage ratio is ~2.7x at the Parent level; ~2.9x on a regulatory basis • Conservative leverage position further enhanced through ongoing efficient capital raises through at-the-market, or ATM, equity issuance program • Unique investment strategy differentiates MAIN from its competitors and provides highly attractive risk-adjusted returns • Asset management advisory business significantly enhances MAIN’s returns to its investors • Significant diversification • Debt investments primarily carry a first priority lien on the assets of the business • Permanent capital structure of BDC allows for long-term, patient investment strategy and overall approach (1) Minimum required asset coverage of 2.00x prior to passage of the Small Business Credit Availability Act; Minimum requirement of 2.00x remains in place unless Board or Shareholder approval is obtained to lower minimum requirement to 1.50x Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 13 High Quality Portfolio Unique Investment Strategy Conservative Leverage Efficient and Leverageable Internally Managed Operating Structure Experienced Management Team with Strong Track Record

MAIN Co-Founders and Executive Management Team • Co-founded MAIN; Joined Main Street group in 2002; affiliated with Main Street group since 1999 Director of acquisitions / integration with Quanta Services (NYSE: PWR) Manager with a Big 5 Accounting Firm’s audit and transaction services groups • • • • • Co-founded MAIN; Joined Main Street group in 2002 Vice President in Lazard Freres Investment Banking Division Vice President of McMullen Group (John J. McMullen’s Family Office) • • • Co-founded MAIN and MAIN predecessor funds (1997) Co-founded Quanta Services (NYSE: PWR) Partner in charge of a Big 5 Accounting Firm’s Corporate Finance/Mergers and Acquisitions practice for the Southwest United States Joined MAIN in 2019 Previously Executive Vice President with Quanta Services (NYSE: PWR) Prior experience with a Big 5 Accounting Firm and a publicly-traded foodservice distribution company • • • • • • Joined MAIN in 2014 Previously CFO with a publicly-traded oilfield services company Prior experience with a Big 5 Accounting Firm and a publicly-traded financial consulting firm • • Joined MAIN in 2008 Previously attorney for Occidental Petroleum Corporation (NYSE: OXY) and associate in the corporate and securities section at Baker Botts LLP (1) Member of MAIN Executive Committee (2) Member of MAIN Investment Committee (3) (4) Chief Investment Officer Chief Operating Officer (5) Chief Compliance Officer Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 14 Jason Beauvais; JD SVP, GC, CCO(5) and Secretary Brent Smith; CPA CFO and Treasurer Jesse Morris; CPA COO(4) and Executive Vice President Vince Foster; CPA & JD(1)(2) Executive Chairman David Magdol(1)(2) President and CIO(3) Dwayne Hyzak; CPA(1)(2) CEO

Significant Management Ownership / Investment Significant equity ownership by MAIN’s management team, coupled with internally managed structure, provides alignment of interest between MAIN’s management and our stakeholders Management (1) $3,319,692 $143,111,922 (1) (2) Includes members of MAIN’s executive and senior management team and the members of MAIN’s Board of Directors Includes 1,206,397 shares, or approximately $31.4 million, purchased by Management as part of, or subsequent to, the MAIN IPO, including 14,460 shares, or approximately $0.6 million, purchased in the quarter ended December 31, 2019 Based upon closing market price of $43.11/share on December 31, 2019 (3) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 15 # of Shares (2) December 31, 2019 (3)

Efficient and Leverageable Operating Structure MAIN’s internally managed operating structure provides significant operating leverage and greater returns for our stakeholders “Internally managed” structure means no external management fees or expenses are paid Alignment of interest between management and investors • Greater incentives to maximize increases to stakeholder value and rationalize debt and equity capital raises 100% of MAIN’s management efforts and activities are for the benefit of the BDC • MAIN targets total operating expenses(1) as a percentage of average assets (Operating Expense to Assets Ratio) at or less than 2% • • Long-term actual results have significantly outperformed target Industry leading Operating Expense to Assets Ratio of 1.4%(2) Significant portion of total operating expenses (1) are non-cash Non-cash expense for restricted stock amortization was 28.2%(2) of total operating expenses (1) Operating Expense to Assets Ratio of 1.0%(2) excluding non-cash restricted stock amortization expense • • (1) Total operating expenses, including non-cash share based compensation expense and excluding interest expense (2) Based upon the year ended December 31, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 16

MAIN Maintains a Significant Operating Cost Advantage Operating Expenses as a Percentage of Total Assets(1) 4.0% 3.5% 3.0% 2.5% 2.0% 1.5% 1.0% 0.5% 0.0% (1) (2) (3) (4) Total operating expenses excluding interest expense For the year ended December 31, 2019 For the year ended December 31, 2019, excluding non-cash share-based compensation expense Other BDCs includes dividend paying BDCs that have been publicly-traded for at least two years and have total assets greater than $500 million based on individual SEC Filings as of December 31, 2018; specifically includes: AINV, ARCC, BBDC, BKCC, CSWC, FDUS, FSK, GAIN, GARS, GBDC, GSBD, HTGC, MCC, MRCC, NEWT, NMFC, OCSI, OCSL, PFLT, PNNT, PSEC, SCM, SLRC, TCPC, TCRD, TSLX and WHF Calculation represents the average for the companies included in the group and is based upon the trailing twelve month period ended September 30, 2019 as derived from each company’s SEC filings Calculation represents the average for the companies included in the group and excludes non-cash share-based compensation. Based upon the trailing twelve month period ended September 30, 2019 as derived from each company’s SEC filings Source: SNL Financial. Calculation represents the average for the trailing twelve month period ended September 30, 2019 and includes commercial banks with a market capitalization between $500 million and $3 billion (5) (6) (7) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 17 Other BDCs (4)(5) Other BDCs Excl. Share-Based Comp. (4)(6) Commercial Banks (7) MAIN (2) MAIN Excl. Share-Based Comp. (3)

Stable, Long-Term Leverage – Significant Unused Capacity MAIN maintains a conservative capital structure, with limited overall leverage and low cost, long-term debt Capital structure is designed to match expected duration and fixed/floating rate nature of investment portfolio assets $705.0 million Credit Facility (1) September 2023 (fully revolving until maturity) (2) $300.0 million L+1.875% floating (3.7% ) Redeemable at MAIN's option at any time, subject to certain make-whole provisions; Matures December 1, 2022 Notes Payable 4.5% fixed $185.0 million Redeemable at MAIN's option at any time, subject to certain make-whole provisions; Matures May 1, 2024 Notes Payable 5.2% fixed $325.0 million Various dates between 2020 - 2028 (weighted average duration = 5.1 years) 3.6% fixed (weighted average) SBIC Debentures $311.8 million (1) As of December 31, 2019, MAIN’s credit facility had $705.0 million in total commitments from 17 relationship banks, with an accordion feature which could increase total commitments up to $800.0 million (2) Revolver rate reflects the rate based on LIBOR as of December 31, 2019 and effective as of the contractual reset date as of January 1, 2020 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 18 Facility Interest Rate Maturity Principal Drawn

Long-term Maturity of Debt Obligations MAIN’s conservative capital structure provides long-term access to attractively-priced and structured debt facilities 400 350 300 • Allows for investments in assets with long-term holding periods / illiquid positions and greater yields and overall returns Provides downside protection and liquidity through economic cycles Allows MAIN to be opportunistic during periods of economic uncertainty 250 200 150 • 100 50 • 0 2019 2020 2021 2022 2023 2024 2025 2026 2027 2028 5.20% Notes due 2024 (3) Credit Facility (1) SBIC debentures 4.50% Notes due 2022 (2) (1) (2) (3) Based upon outstanding balance as of December 31, 2019; total commitments at December 31, 2019 were $705.0 million Issued in November 2017; redeemable at MAIN’s option at any time, subject to certain make-whole provisions Issued in April 2019 with a follow-on issuance in December 2019; redeemable at MAIN’s option at any time, subject to certain make-whole provisions Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 19 (in millions) $325.0 $16.0 $300.0 $185.0 $5.0 $75.0 $75.0 $63.8 $37.0 $40.0

Interest Rate Impact and Sensitivity While MAIN financial results are subject to significant impact from changes in interest rates, upside is greater than downside due to majority fixed rate debt obligations and majority floating rate debt investments with minimum interest rate floors The following table illustrates the approximate annual changes in the components of MAIN’s net investment income due to hypothetical increases (decreases) in interest rates(1)(2) (dollars in thousands): (200) $ (13,324) $ 5,288 $ (8,036) $ (0.13) (150) (12,724) 4,500 (8,224) (0.13) 73% of MAIN’s outstanding debt obligations have fixed interest rates(4), limiting the increase in interest expense • (100) (11,734) 3,000 (8,734) (0.14) (50) (6,747) 1,500 (5,247) (0.08) 25 3,455 (750) 2,705 0.04 • 74% of MAIN’s debt investments bear interest at floating rates(4), the majority of which contain contractual minimum index rates, or “interest rate floors” (weighted-average floor of approximately 110 basis points)(5) Provides MAIN the opportunity to achieve significant increases in net investment income if interest rates rise 100 14,112 (3,000) 11,112 0.17 (1) Assumes no changes in the portfolio investments, outstanding revolving credit facility borrowings or other debt obligations existing as of December 31, 2019 Assumes that all LIBOR and prime rates would change effectively immediately on the first day of the period. However, the actual contractual LIBOR rate reset dates would vary throughout each month generally on either a monthly or quarterly basis across both the investments and our revolving credit facility The hypothetical (increase) decrease in interest expense would be impacted by the changes in the amount of debt outstanding under our revolving credit facility, with interest expense (increasing) decreasing as the debt outstanding under our revolving credit facility increases (decreases) As of December 31, 2019 Weighted-average interest rate floor calculated based on debt principal balances as of December 31, 2019 Per share amount is calculated using shares outstanding as of December 31, 2019 (2) • (3) (4) (5) (6) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 20 20028,322(6,000)22,3220.35 507,007(1,500)5,5070.09 (25)(3,414)750(2,664)(0.04) (75)(10,017)2,250(7,767)(0.12) (125)(12,236)3,750(8,486)(0.13) (175)(13,175)5,250(7,925)(0.12) Increase Basis PointIncrease (Increase)Increase(Decrease) in Net Increase(Decrease)Decrease(Decrease) inInvestment (Decrease) inin Interestin InterestNet InvestmentIncome per Interest RateIncomeExpense(3)IncomeShare(6)

At-The-Market (ATM) Equity Program Provides permanent capital to match indefinite or long-term holding period for LMM investments ATM Equity Program provides efficient, low cost capital Facilitates maintenance of conservative leverage position • Provides permanent capital to match growth of LMM investments on an as-needed basis Provides significant economic cost savings compared to traditional overnight equity offerings Issued equity is accretive to NAV per share Provides significant benefits vs traditional overnight equity offerings • • Provides equity capital and liquidity on an as-needed basis, avoiding dilution from larger overnight equity offerings Provides equity capital at significantly lower cost Avoids negative impact to stock price from larger overnight equity offerings • • Raised net proceeds of $434.0 million since inception in 2015(1) •Average sale price is approximately 63% above average NAV per share over same period(1) •Resulted in economic cost savings of approximately $22.0 million when compared to traditional overnight equity offering(1)(2) (1) Through December 31, 2019 (2) Assumes 6% all-in cost for traditional overnight equity offering Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 21

Lower Middle Market (LMM) Investment Strategy LMM investment strategy differentiates MAIN from its competitors and provides attractive risk-adjusted returns Investment Objectives • High cash yield from secured debt investments (10.9% weighted-average cash coupon as of December 31, 2019); plus Dividend income and periodic capital gains from equity investments • Investments are structured for (i) protection of capital, (ii) high recurring income and (iii) meaningful capital gain opportunity Focus on self-sponsored, “one stop” financing opportunities • • • • Partner with business owners and entrepreneurs Recapitalization, buyout, growth and acquisition capital Extensive network of grass roots referral sources Strong and growing “Main Street” brand recognition / reputation Provide customized financing solutions Investments have low correlation to the broader debt and equity markets and attractive risk-adjusted returns Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 22

LMM Investment Opportunity MAIN targets LMM investments in established, profitable companies Characteristics of LMM provide beneficial risk-reward investment opportunities Large and critical portion of U.S. economy •175,000+ domestic LMM businesses(1) LMM is under-served from a capital perspective and less competitive Inefficient asset class generates pricing inefficiencies •Typical entry enterprise values between 4.5X – 6.5X EBITDA •Typical entry leverage multiples between 2.0X – 4.0X EBITDA to MAIN debt investment Partner relationship with the management teams of our portfolio companies vs a “commoditized vendor of capital” (1) Source: U.S. Census 2012 – U.S. Data Table by Enterprise Receipt Size; 2012 County Business Patterns and 2012 Economic Census; includes Number of Firms with Enterprise Receipt Size between $10,000,000 and $99,999,999 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 23

Private Loan Investment Strategy Investment Objectives Private Loan portfolio investments are primarily debt investments in privately held companies which have been originated through strategic relationships with other investment funds on a collaborative basis, and are often referred to in the debt markets as “club deals” • Access proprietary investments with attractive risk-adjusted return characteristics Generate cash yield to support MAIN monthly dividend • Investment Characteristics • Investments in companies that are consistent with the size of companies in our LMM and Middle Market portfolios Proprietary investments originated through strategic relationships with other investment funds on a collaborative basis Current Private Loan portfolio companies have weighted-average EBITDA of approximately $57.8 million(1) • • Investments in secured debt investments •First lien, senior secured debt investments •Floating rate debt investments 8% – 12% targeted gross yields • • Weighted-average effective yield(2) of 9.5% Net returns positively impacted by lower overhead requirements and modest use of leverage Floating rate debt investments provide matching with MAIN’s floating rate credit facility • (1) This calculation excludes three Private Loan portfolio companies as EBITDA is not a meaningful metric for these portfolio companies (2) Weighted-average effective yield includes amortization of deferred debt origination fees and accretion of original issue discount, but excludes fees payable upon repayment of the debt instruments and any debt investments on non-accrual status Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 24

Middle Market Debt Investment Strategy Investment Objective •Generate cash yield to support MAIN monthly dividend MAIN maintains a portfolio of debt investments in Middle Market companies Investments in secured and/or rated debt investments •First lien, senior secured debt investments •Floating rate debt investments Larger companies than the LMM investment strategy •Current Middle Market portfolio companies have weighted-average EBITDA of approximately $85.0 million(1) Large and critical portion of U.S. economy •Nearly 200,000 domestic Middle Market businesses(2) More relative liquidity than LMM investments 6% – 10% targeted gross yields •Weighted-average effective yield(3) of 8.6% •Net returns positively impacted by lower overhead requirements and modest use of leverage •Floating rate debt investments provide matching with MAIN’s floating rate credit facility (1) (2) (3) This calculation excludes two Middle Market portfolio companies as EBITDA is not a meaningful metric for these portfolio companies Source: National Center for The Middle Market; includes number of U.S. domestic businesses with revenues between $10 million and $1 billion Weighted-average effective yield includes amortization of deferred debt origination fees and accretion of original issue discount, but excludes fees payable upon repayment of the debt instruments and any debt investments on non-accrual status Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 25

Asset Management Business MAIN’s asset management business represents additional income diversification and the opportunity for greater stakeholder returns In May 2012, MAIN(1) entered into an investment sub-advisory agreement with the investment adviser to HMS Income Fund, Inc., a non-listed BDC • MAIN(1) provides asset management services, including sourcing, diligence and post-investment monitoring MAIN(1) receives 50% of the investment adviser’s base management fee and incentive fees • – – MAIN(1) base management fee – 1% of total assets MAIN(1) incentive fees – 10% of net investment income above a hurdle and 10% of net realized capital gains MAIN earned $2.0 million of incentive fees in the twelve months ended December 31, 2019 MAIN’s internally managed operating structure provides MAIN’s stakeholders the benefits of this asset management business – Benefits to MAIN • No significant increases to MAIN’s operating costs to provide services (utilize existing infrastructure and leverage fixed costs) No invested capital – monetizing the value of MAIN franchise Significant positive impact on MAIN’s financial results • • – – $2.8 million contribution to net investment income in the fourth quarter of 2019(2) $11.7 million contribution to net investment income in the twelve months ended December 31, 2019(2) $74.5 million of cumulative unrealized appreciation as of December 31, 2019 – (1) Through MAIN’s wholly owned unconsolidated subsidiary, MSC Adviser I, LLC (2) Contribution to Net Investment Income includes (a) dividend income received by MAIN from MSC Adviser I, LLC and (b) operating expenses allocated from MAIN to MSC Adviser I, LLC Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 26

Total Investment Portfolio Includes complementary LMM debt and equity investments, Private Loan debt investments and Middle Market debt investments Diversity provides structural protection to investment portfolio, revenue sources, income and cash flows Total investment portfolio at fair value consists of approximately 46% LMM / 27% Private Loan / 20% Middle Market / 7% Other(1) Portfolio investments 185 LMM, Private Loan and Middle Market portfolio companies • • Average investment size of $12.5 million(2) Largest individual portfolio company represents 5.1%(3) of total investment income and 2.8% of total portfolio fair value (most investments are less than 1%) Eight non-accrual investments, which represent 1.4% of the total investment portfolio at fair value and 4.8% at cost. Weighted-average effective yield(4) of 10.0% • • Significant diversification • • • Issuer Industry Transaction type • • • Geography End markets Vintage (1) (2) (3) (4) Other includes MSC Adviser I, LLC, MAIN’s External Investment Manager As of December 31, 2019; based on cost Based upon total investment income for the year ended December 31, 2019 Weighted-average effective yield includes amortization of deferred debt origination fees and accretion of original issue discount, but excludes fees payable upon repayment of the debt instruments and any debt investments on non-accrual status Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 27

Portfolio Snapshot – Significant Diversification (1) Excludes the External Investment Manager, as described in MAIN’s public filings Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 28 12/31/2017 12/31/2018 12/31/2019 Number of Portfolio Companies Lower Middle Market 70 69 69 Private Loans 54 59 65 Middle Market 62 56 51 Other Portfolio(1) 11 11 11 Total 197 195 196 $ Invested - Cost Basis Lower Middle Market $ 776.5 $ 990.9 $ 1,002.2 % of Total 38.7% 43.7% 41.2% Private Loans $ 489.2 $ 553.3 $ 734.8 % of Total 24.4% 24.4% 30.3% Middle Market $ 629.7 $ 608.8 $ 572.3 % of Total 31.4% 26.8% 23.6% Other Portfolio(1) $ 109.4 $ 116.0 $ 118.4 % of Total 5.5% 5.1% 4.9% Total $ 2,004.8 $ 2,269.0 $ 2,427.7

Portfolio Snapshot – Significant Diversification (cont.) (1) Excludes the External Investment Manager, as described in MAIN’s public filings Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 29 12/31/2017 12/31/2018 12/31/2019 $ Invested - Fair Value Lower Middle Market $ 948.2 $ 1,195.0 $ 1,206.9 % of Total 44.5% 50.0% 47.7% Private Loans $ 467.5 $ 507.9 $ 692.1 % of Total 22.0% 21.3% 27.4% Middle Market $ 609.3 $ 576.9 $ 522.1 % of Total 28.6% 24.2% 20.7% Other Portfolio(1) $ 104.6 $ 108.3 $ 106.7 % of Total 4.9% 4.5% 4.2% Total $ 2,129.5 $ 2,388.2 $ 2,527.8 % of Total $ Invested in Debt (Cost Basis) Lower Middle Market $ 520.9 $ 680.7 $ 660.1 % of Total of Lower Middle Market 67.1% 68.7% 65.9% Private Loans $ 457.8 $ 514.5 $ 695.5 % of Total of Total Private Loans 93.6% 93.0% 94.6% Middle Market $ 612.4 $ 586.2 $ 542.4 % of Total of Total Middle Market 97.3% 96.3% 94.8% Other Portfolio $ - $ - $ - % of Total of Total Other Portfolio 0.0% 0.0% 0.0% Total $ 1,591.1 $ 1,781.3 $ 1,898.0 % of Total Portfolio 79.4% 78.5% 78.2%

Portfolio Snapshot – Significant Diversification (cont.) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 30 12/31/201712/31/201812/31/2019 % of Total $ Invested in Debt that is First Lien (Cost Basis) Lower Middle Market$511.0$670.5$647.4 % of Lower Middle Market98.1%98.5%98.1% Private Loans$432.6$473.4$663.2 % of Total Private Loans94.5%92.0%95.4% Middle Market$554.2$515.4$495.2 % of Total Middle Market90.5%87.9%91.3% Other Portfolio$-$-$-% of Total Other Portfolio0.0%0.0%0.0% Total$ 1,497.9$ 1,659.3$ 1,805.8 % of Total Portfolio Debt Investments94.1%93.1%95.1% % of Total Investment Portfolio74.7%73.1%74.4%

(1) Total Portfolio by Industry (as a Percentage of Cost) Machinery, 8% Construction & Engineering, 5% Media, 5% IT Services, 5% Internet Software & Services, 4% Leisure Equipment & Products, 4% Oil, Gas & Consumable Fuels, 4% Specialty Retail, 3% Food Products, 3% Software, 2% Diversified Financial Services, 2% Road & Rail, 1% Distributors, 1% Transportation Infrastructure, 1% Chemicals, 1% Commercial Services & Supplies, 6% Energy Equipment & Services, 5% Aerospace & Defense, 5% Health Care Providers & Services, 5% Diversified Telecommunication Services, 4% Hotels, Restaurants & Leisure, 4% Electronic Equipment, Instruments & Components, 4% Communications Equipment, 3% Professional Services, 3% Computers & Peripherals, 2% Containers & Packaging, 2% Building Products, 1% Construction Materials, 1% Food & Staples Retailing, 1% Other, 5% (1) Excluding MAIN’s Other Portfolio investments and the External Investment Manager, as described in MAIN’s public filings, which represent approximately 5% of the total portfolio Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 31

(1) Diversified Total Portfolio (as a Percentage of Cost) tion/ (1) Excluding MAIN’s Other Portfolio investments and the External Investment Manager, as described in MAIN’s public filings, which represent approximately 5% of the total portfolio (2) Based upon portfolio company headquarters and excluding any MAIN investments headquartered outside the U.S., which represent approximately 2% of the total portfolio Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 32 Invested Capital by Geography (2) 25%21%15% 26%13% Invested Capital by Transaction Type LBO/MBO 41% 43% 11% 5% Recapitaliza AcquisitionRefinancing Growth Capital

LMM Investment Portfolio 69 portfolio companies / $1,206.9 million in fair value •46% of total investment portfolio at fair value LMM Investment Portfolio consists of a diversified mix of secured debt and lower cost basis equity investments Debt yielding 11.8%(1) (66% of LMM portfolio at cost) • • • 98% of debt investments have first lien position 62% of debt investments earn fixed-rate interest Approximately 790 basis point net cash interest margin vs “matched” fixed interest rate on SBIC debentures Equity in 99% of LMM portfolio companies representing 42% average ownership position (34% of LMM portfolio at cost) • Opportunity for fair value appreciation, capital gains and cash dividend income 64% of LMM companies(2) with direct equity investment are currently paying dividends Fair value appreciation of equity investments supports Net Asset Value per share growth Lower entry multiple valuations, lower cost basis $204.7 million, or $3.19 per share, of cumulative pre-tax net unrealized appreciation at December 31, 2019 • • • • (1) Weighted-average effective yield includes amortization of deferred debt origination fees and accretion of original issue discount, but excludes fees payable upon repayment of the debt instruments and any debt investments on non-accrual status (2) Includes the LMM companies which (a) MAIN is invested in direct equity and (b) are treated as flow-through entities for tax purposes; based upon dividend income for the year ended December 31, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 33

LMM Investment Portfolio LMM Investment Portfolio is a pool of high quality, seasoned assets with attractive risk-adjusted return characteristics Median LMM portfolio credit statistics: • • • Senior leverage of 2.8x EBITDA through MAIN debt position 2.9x EBITDA to senior interest coverage Total leverage of 2.9x EBITDA including debt junior in priority through MAIN Free cash flow de-leveraging improves credit metrics and increases equity appreciation • Average investment size of $17.5 million at fair value or $14.5 million on a cost basis (less than 1% of total investment portfolio) Opportunistic, selective posture toward new investment activity over the economic cycle High quality, seasoned LMM portfolio • • Total LMM portfolio investments at fair value equals 120% of cost Equity component of LMM portfolio at fair value equals 174% of cost Significant portion of LMM portfolio has de-leveraged and experienced equity appreciation • Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 34

Private Loan Investment Portfolio Private Loan Investment Portfolio provides a diversified mix of investments and sources of income to complement the LMM Investment Portfolio 65 investments / $692.1 million in fair value •27% of total investment portfolio at fair value Average investment size of $11.3 million(1) (less than 1% of total portfolio) Investments in secured debt instruments • 94% of Private Loan portfolio is secured debt • 95% of Private Loan debt portfolio is first lien term debt Debt yielding 9.5%(2) • 91% of Private Loan debt investments bear interest at floating rates(3), providing matching with MAIN’s floating rate credit facility • Approximately 500 basis point net cash interest margin vs “matched” floating rate on the MAIN credit facility (1) (2) As of December 31, 2019; based on cost Weighted-average effective yield includes amortization of deferred debt origination fees and accretion of original issue discount, but excludes fees payable upon repayment of the debt instruments and any debt investments on non-accrual status 91% of floating interest rates on Private Loan debt investments are subject to contractual minimum “floor” rates (3) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 35

Middle Market Investment Portfolio Middle Market Investment Portfolio provides a diversified mix of investments and diverse sources of income to complement the LMM Investment Portfolio and a potential source of liquidity for MAIN’s future investment activities 51 investments / $522.1 million in fair value •20% of total investment portfolio at fair value Average investment size of $11.2 million(1) (less than 1% of total portfolio) Investments in secured and /or rated debt investments • 95% of Middle Market portfolio is secured debt • 91% of Middle Market debt portfolio is first lien term debt Debt yielding 8.6%(2) • 96% of Middle Market debt investments bear interest at floating rates(3), providing matching with MAIN’s floating rate credit facility • Approximately 425 basis point net cash interest margin vs “matched” floating rate on the MAIN credit facility More investment liquidity compared to LMM (1) (2) As of December 31, 2019; based on cost Weighted-average effective yield includes amortization of deferred debt origination fees and accretion of original issue discount, but excludes fees payable upon repayment of the debt instruments and any debt investments on non-accrual status 81% of floating interest rates on Middle Market debt investments are subject to contractual minimum “floor” rates (3) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 36

Main Street Capital Corporation Appendix Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 37

MAIN Income Statement Summary Total Investment Income $ 59,280 $ 61,365 $ 61,293 $ 60,068 $ 60,649 2% Expenses: Interest Expense G&A Expense (11,511) (3,417) (11,916) (7,629) (12,329) (6,969) (12,893) (5,591) (13,122) (5,477) (14)% (60)% Distributable Net Investment Income (DNII) DNII Margin % 44,352 74.8% 41,820 68.1% 41,995 68.5% 41,584 69.2% 42,050 69.3% (5)% Share-based compensation (2,269) (2,329) (2,378) (2,572) (2,803) (24)% Net Investment Income 42,083 39,491 39,617 39,012 39,247 (7)% Net Realized Gain (Loss)(1) (1,413) (5,927) (2,554) (5,876) (949) NM Net Unrealized Appreciation (Depreciation)(1) (29,111) 10,906 4,624 (3,246) (23,533) NM Income Tax Benefit (Provision) (2,054) (3,069) (3,433) 4,012 1,249 NM Net Increase in Net Assets $ 9,505 $ 41,401 $ 38,254 $ 33,902 $ 16,014 68% (1) Excludes the effect of the $5.5 million realized loss recognized in the first quarter of 2019 on the repayment of the SBIC debentures issued prior to the date of the Main Street Capital II, LP acquisition which had previously been accounted for on the fair value method of accounting and the related accounting reversals of prior unrealized depreciation; The net effect of this item has no effect on Net Increase in Net Assets or Distributable Net Investment Income (2) Percent change from prior year is based upon impact (increase/(decrease)) on Net Increase in Net Assets NM – Not Measurable / Not Meaningful Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 38 Q4 19 vs. Q4 18 ($ in 000's) Q4 18 Q1 19(1) Q2 19 Q3 19 Q4 19 % Change(2)

MAIN Per Share Change in Net Asset Value (NAV) Beginning NAV Distributable Net Investment Income Share-Based Compensation Expense Net Realized Gain (Loss)(1) Net Unrealized Appreciation (Depreciation)(1) $ 24.69 0.72 (0.04) $ 24.09 0.68 (0.04) $ 24.41 0.67 (0.04) $ 24.17 0.66 (0.04) $ 24.20 0.66 (0.04) (0.02) (0.10) (0.04) (0.09) (0.01) (0.47) 0.19 0.07 (0.05) (0.37) Income Tax Benefit (Provision) (0.03) (0.06) (0.05) 0.06 0.02 Net Increase in Net Assets 0.16 0.67 0.61 0.54 0.26 Regular Monthly Dividends to Shareholders (0.585) (0.585) (0.60) (0.615) (0.615) Supplemental Dividends to Shareholders (0.275) - (0.25) - (0.24) Accretive Impact of Stock Offerings (2) 0.06 0.22 0.08 0.09 0.28 Other(3) 0.04 0.02 (0.08) 0.01 0.02 Ending NAV(4) $ 24.09 $ 24.41 $ 24.17 $ 24.20 $ 23.91 Weighted Average Shares 61,186,693 61,864,688 62,880,035 63,297,943 63,775,000 Certain fluctuations in per share amounts are due to rounding differences between quarters. (1) Excludes the effect of the $5.5 million realized loss recognized in the first quarter of 2019 on the repayment of the SBIC debentures issued prior to the date of the Main Street Capital II, LP acquisition which had previously been accounted for on the fair value method of accounting and the related accounting reversals of prior unrealized depreciation; The net effect of this item has no effect on Net Increase in Net Assets or Distributable Net Investment Income Includes accretive impact of shares issued through the Dividend Reinvestment Plan (DRIP) and ATM program Includes differences in weighted-average shares utilized for calculating changes in NAV during the period and actual shares outstanding utilized in computing ending NAV and other minor changes Cumulative NAV per share growth from $12.85 at December 31, 2007 to $23.91 at December 31, 2019 has been primarily generated through retained earnings (~15%) and accretive offerings (~85%) (2) (3) (4) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 39 ($ per share)Q4 18Q1 19(1) Q2 19Q3 19Q4 19

MAIN Balance Sheet Summary LMM Portfolio Investments Middle Market Portfolio Investments $ 1,195,035 576,929 $ 1,214,179 566,700 $ 1,213,697 519,614 $ 1,199,633 548,710 $ 1,206,865 522,083 Private Loan Investments 507,892 539,990 594,421 627,893 692,117 Other Portfolio Investments External Investment Manager Cash and Cash Equivalents Other Assets Total Assets 108,305 65,748 54,181 45,336 109,902 65,820 47,368 50,940 111,119 69,578 70,548 50,801 110,632 70,328 52,281 55,901 106,739 74,520 55,246 53,979 $ 2,553,426 $ 2,594,899 $ 2,629,778 $ 2,665,378 $ 2,711,549 Credit Facility SBIC Debentures(1) Notes Payable Other Liabilities Net Asset Value (NAV) $ 301,000 $ 340,000 $ 122,000 $ 150,000 $ 300,000 338,186 314,702 315,189 305,768 306,188 356,960 81,231 1,476,049 357,292 60,408 1,522,497 603,678 67,829 1,521,082 604,215 73,340 1,532,055 507,824 61,147 1,536,390 Total Liabilities and Net Assets Total Portfolio Fair Value as % of Cost Common Stock Price Data: $ 2,553,426 $ 2,594,899 $ 2,629,778 $ 2,665,378 $ 2,711,549 108% 109% 109% 108% 107% High Close Low Close Quarter End Close $ 39.06 32.58 33.81 $ 39.21 33.99 37.20 $ 41.80 37.49 41.12 $ 44.34 40.90 43.21 $ 43.68 41.27 43.11 (1) Includes adjustment to the face value of Main Street Capital II, LP (“MSC II”) Small Business Investment Company (“SBIC”) debentures pursuant to the fair value method of accounting elected for such MSC II SBIC borrowings; Total par value of MAIN’s SBIC debentures at December 2019 was $311.8 million Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 40 ($ in 000's, except per share amounts)Q4 18Q1 19Q2 19Q3 19Q4 19

MAIN Corporate Data Please visit our website at www.mainstcapital.com for additional information Board of Directors Board of Directors (cont.) Research Coverage Corporate Headquarters Investor Relation Contacts Michael Appling, Jr. Chief Executive Officer (CEO) TnT Crane & Rigging Valerie L. Banner SVP, General Counsel & Corporate Secretary Exterran Corporation Kay Matthews Board of Directors SVB Financial Group and Coherent, Inc. Mitchel Penn Janney Montgomery Scott (410) 583-5976 1300 Post Oak Blvd, 8th Floor Houston, TX 77056 Tel: (713) 350-6000 Fax: (713) 350-6042 Dwayne L. Hyzak Chief Executive Officer Brent D. Smith Chief Financial Officer Bryce Rowe National Securities Corporation (212) 417-8243 Tel: (713) 350-6000 Independent Registered Public Accounting Firm Executive Officers Dwayne L. Hyzak Chief Executive Officer David L. Magdol President & Chief Investment Officer Vincent D. Foster, Executive Chairman Jesse E. Morris Chief Operating Officer and Executive Vice President Robert J. Dodd Raymond James (901) 579-4560 Ken Dennard Zach Vaughan Dennard Lascar Investor Relations Tel: (713) 529-6600 Joseph E. Canon EVP & Executive Director Kickapoo Springs Foundation The Legett Foundation Grant Thornton, LLP Houston, TX Kenneth S. Lee RBC Capital Markets (212) 905-5995 Corporate Counsel Management Executive Committee Vincent D. Foster Executive Chairman Main Street Capital Corporation Dechert, LLP Washington, D.C. Dwayne L. Hyzak, Chief Executive Officer Michael Ramirez SunTrust Robinson Humphrey (615) 748-4422 David L. Magdol, President & Chief Investment Officer Vincent D. Foster, Executive Chairman Arthur L. French Retired CEO/Executive Securities Listing J. Kevin Griffin SVP, Financial Planning & Analysis Novant Health, Inc. Common Stock – NYSE: MAIN Brent D. Smith Chief Financial Officer & Treasurer Investment Committee Transfer Agent Dwayne L. Hyzak, Chief Executive Officer Dwayne L. Hyzak CEO Main Street Capital Corporation American Stock Transfer & Trust Co. Tel: (800) 937-5449 www.astfinancial.com Jason B. Beauvais SVP, General Counsel, Secretary & Chief Compliance Officer David L. Magdol, President & Chief Investment Officer Vincent D. Foster, Executive Chairman John E. Jackson President & CEO Spartan Energy Partners, LP Nicholas T. Meserve Managing Director (MD) Shannon D. Martin Vice President & Chief Accounting Officer Brian E. Lane CEO & President Comfort Systems USA Stephen B. Solcher SVP, Finance and Operations & Chief Financial Officer BMC Software Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 41